[FRONT COVER]


--------------------------------------------------------------------------------
May 31, 1997



                              P  H  O  E  N  I  X
                                        F U N D S




--------------------------------------------------------------------------------
                       S E M I A N N U A L   R E P O R T


                                        Phoenix
                                        Multi-Portfolio
                                        Fund


                                        -  TAX-EXEMPT BOND PORTFOLIO
                                        -  MID CAP PORTFOLIO
                                        -  INTERNATIONAL PORTFOLIO
                                        -  REAL ESTATE SECURITIES PORTFOLIO
                                        -  EMERGING MARKETS BOND PORTFOLIO




[LOGOTYPE] PHOENIX
           DUFF & PHELPS

                                Table of Contents
                                                                     Page

     Phoenix Tax-Exempt Bond Portfolio    ..........................   1
     Phoenix Mid Cap Portfolio   ...................................   8
     Phoenix International Portfolio   .............................  14
     Phoenix Real Estate Securities Portfolio   ....................  22
     Phoenix Emerging Markets Bond Portfolio    ....................  27
     Notes to Financial Statements  ................................  33

--------------------------------------------------------------------------------
PHOENIX TAX-EXEMPT BOND PORTFOLIO
--------------------------------------------------------------------------------

INVESTOR PROFILE

     Phoenix Tax-Exempt Bond Portfolio is designed for investors seeking to maximize tax-exempt yield and after-tax total return.


INVESTMENT ADVISER'S REPORT

     For the six months ended May 31, 1997, Phoenix Tax-Exempt Bond Fund Class A shares returned 1.33% and the Class B shares earned 0.85% compared with 1.69% for the Lehman Brothers Municipal Bond Index.* All performance figures assume reinvestment of dividends and exclude the effect of sales charges.

     Interest rates on municipal bonds basically started and ended the reporting period within a range of only 20 basis points. However, rates were very volatile over the last six months due to mixed economic signals and uncertainty over possible Fed tightening.

     While U.S. Treasury rates have risen slightly over the last six months, tax-exempt rates have remained virtually unchanged. Two major factors were responsible for the strong relative performance of the municipal bond market over this period. First, issuance of municipal bonds has declined somewhat on a year-to-year basis, primarily due to the increase in tax-exempt financing rates. Second, demand for tax-exempt income has increased as concern over a flat tax has, for the most part, disappeared.

     We continue to emphasize higher-quality issues, although this focus limited performance over the last six months, as lower-quality "A" and "BBB"-rated credit issues outperformed higher-quality bonds. However, we believe the yield advantage of these lower-rated credits does not compensate adequately for the associated risk.

     We have added industrial revenue bonds issued by Mashantucket Pequot Tribe and Anheuser-Busch to provide diversification from traditional municipal credit risk. We are also taking advantage of higher-yielding, investment-grade bonds issued by independent power producers.

OUTLOOK

     We believe the outlook for the municipal bond market and our Portfolio remains favorable. Increasing investor concern about high valuations in the equity market may lead to a reallocation into tax-exempt securities. The combination of low levels of new municipal bond issues and strong demand from individuals should continue to provide a strong backdrop for the tax-exempt market.

     The Portfolio is currently emphasizing the Mid-Atlantic, the Midwest and "oil patch" states that represent the best mix of economic and fiscal improvement.





* The Lehman Brothers Municipal Bond Index is an unmanaged, commonly used measure of municipal bond market total return performance.

Phoenix Tax-Exempt Bond Portfolio
--------------------------------------------------------------------------------

                          INVESTMENTS AT MAY 31, 1997
                                  (Unaudited)



                                        STANDARD    PAR
                                        & POOR'S   VALUE
                                         RATING    (000)         VALUE
                                        ---------- --------   --------------
MUNICIPAL TAX-EXEMPT BONDS--95.9%
Alaska--0.9%
 Valdez Marine Terminal
    Revenue 7%, '25  ..................   AA       $1,125     $  1,210,579
                                                              -------------
Arizona--0.8%
 Pima County 6.75%, '15    ............   AAA         540          581,261
 Pima County Prerefunded
    6.75%, '15    .....................   AAA         460          503,217
                                                              -------------
                                                                 1,084,478
                                                              -------------
Arkansas--1.4%
 Drew County 7.90%, '11    ............  Aaa(b)       377          404,839
 Jacksonville Housing 7.90%, '11         Aaa(b)       553          586,525
 Lonoke County Residential
    Housing 7.90%, '11  ...............  Aaa(b)       568          617,588
 Stuttgart Revenue 7.90%, '11    ......  Aaa(b)       266          280,449
                                                              -------------
                                                                 1,889,401
                                                              -------------
California--8.5%
 California Housing Financing
    Agency Mortgage 7.75%, '17   .        AA-         260          272,763
 Pittsburg Redevelopment Series
    A 4.625%, '21    ..................   AAA       1,650        1,399,431
 Riverside County 8.625%, '16 (d)         AAA       4,300        5,589,441
 University of California Series C
    5.125%, '18 (d)  ..................   AAA       4,300        3,971,953
                                                              -------------
                                                                11,233,588
                                                              -------------
Colorado--2.0%
 Arapahoe County Highway
    Revenue 6.90%, '15  ...............  Baa(b)     2,500        2,671,250
                                                              -------------
Connecticut--2.2%
 Mashantucket Pequot Tribe
    144A 6.50%, '05 (e)    ............   BBB       1,700        1,804,686
 Mashantucket Pequot Tribe
    144A 6.50%, '06 (e)    ............   BBB       1,000        1,060,150
                                                              -------------
                                                                 2,864,836
                                                              -------------
Florida--1.3%
 Martin County Industrial
    Cogeneration 7.875%, '25  .........   BBB-      1,500        1,682,865
                                                              -------------
Georgia--3.1%
 Cartersville Development
    Authority Sewage Facilities
    Revenue (Anheuser-Busch)
    5.625%, '09   .....................   AA-       2,000        2,058,880
 Georgia Electric Authority
    Series Z 5.50%, '20    ............   AAA       2,000        1,984,620
                                                              -------------
                                                                 4,043,500
                                                              -------------
Illinois--6.4%
 Chicago Board of Education 6%, '20       AAA         500          520,890


                                        STANDARD    PAR
                                        & POOR'S   VALUE
                                         RATING    (000)         VALUE
                                        ---------- --------   --------------
Illinois--continued
 Chicago O'Hare International
    Airport 8.85%, '18  ...............   BB       $  875     $    979,431
 Chicago PCR (Peoples Light &
    Gas) 7.50%, '15  ..................   AA-       1,000        1,077,720
 Illinois Development Finance
    Authority 7.60%, '13 (d)  .........   AA        2,000        2,174,460
 Illinois Health Facilities
    Authority 7%, '08   ...............   AAA       1,100        1,250,084
 Illinois Housing Development
    Authority Residual 7%, '17   ......   A+          745          762,843
 Metro Pier & Exposition 0%,
    '07 (c)    ........................  Aaa(b)        30           32,433
 Metro Pier & Exposition
    Prerefunded 0%, '07 (c)   .........  Aaa(b)     1,470        1,616,780
                                                              -------------
                                                                 8,414,641
                                                              -------------
Indiana--2.3%
 Indianapolis Public
    Improvement 0%, '03    ............   A(b)      2,500        1,882,825
 Indianapolis Public
    Improvement 0%, '05    ............  Aaa(b)     1,765        1,172,278
                                                              -------------
                                                                 3,055,103
                                                              -------------
Kentucky--2.8%
 Greater Kentucky Housing
    Assistance 7.125%, '24    .........   AA-       1,000        1,052,250
 Kentucky Turnpike Authority
    0%, '10    ........................   AAA       3,300        1,657,755
 Perry County Solid Waste
    Disposal Revenue 7%, '24  .........   NR        1,000        1,056,240
                                                              -------------
                                                                 3,766,245
                                                              -------------
Louisiana--0.9%
 East Baton Rouge Parish Series
    ST-A 4.90%, '16  ..................   AAA       1,000          901,120
 St. Mary Public Authority
    7.625%, '12   .....................  Aaa(b)       128          137,428
 St. Tammany Public Authority
    7%, '02    ........................  Aaa(b)       148          152,400
                                                              -------------
                                                                 1,190,948
                                                              -------------
Maryland--0.4%
 Baltimore G.O. 7%, '09    ............   AAA         500          583,030
                                                              -------------
Massachusetts--6.7%
 Massachusetts Bay
    Transportation Authority
    5.80%, '11    .....................   A+        2,000        2,101,540
 Massachusetts Bay
    Transportation Authority
    Series B 6.20%, '16    ............   A+        1,000        1,090,960

                       See Notes to Financial Statements

Phoenix Tax-Exempt Bond Portfolio
--------------------------------------------------------------------------------

                                      STANDARD    PAR
                                      & POOR'S   VALUE
                                       RATING    (000)        VALUE
                                      ---------- --------   -------------
Massachusetts--continued
 Massachusetts Industrial
    Financing Agency 0%, '05   ......   A        $1,100     $    710,820
 Massachusetts State Health
    & Education Revenue
    3.10%, '13 (c)    ...............   AAA       6,000        5,035,020
                                                            -------------
                                                               8,938,340
                                                            -------------
Michigan--1.2%
 Western Townships Sewage
    Authority 8.20%, '18    .........   BBB+      1,500        1,600,665
                                                            -------------
Mississippi--1.2%
 Lowndes County Waste Disposal
    6.80%, '22  .....................   A         1,450        1,656,698
                                                            -------------
Nebraska--1.2%
 Nebraska Higher Education
    6.70%, '02  .....................   A(b)      1,500        1,574,760
                                                            -------------
Nevada--1.1%
 Clark County School District
    Series A 0%, '03  ...............   AAA       2,000        1,501,840
                                                            -------------
New Jersey--1.8%
 Atlantic City Improvement
    Authority 8.875%, '10   .........   NR        1,000        1,073,540
 Camden County Municipal
    Utility 0%, '11   ...............   AAA       3,000        1,317,780
                                                            -------------
                                                               2,391,320
                                                            -------------
New York--12.1%
 Erie County Water Authority
    0%, '17  ........................   AAA         550          126,550
 New York City University
    Dormitory 6.375%, '08   .........   BBB       1,000        1,053,550
 New York State Medical Care
    Facility Agency Revenue
    5.375%, '25 .....................   AAA       3,000        2,844,990
 Niagara Falls 5.25%, '15   .........   AAA       4,000        3,902,680
 Port Authority Revenue 6.75%,
    '11   ...........................   NR        3,000        3,158,700
 Port Authority Revenue 6.125%,
    '94   ...........................   AA-       2,000        2,099,680
 Triborough Bridge & Tunnel
    6.625%, '12    ..................   A+          750          848,220
 Triborough Bridge & Tunnel
    4.75%, '14  .....................   A+        2,250        2,062,800
                                                            -------------
                                                              16,097,170
                                                            -------------
North Carolina--1.1%
 North Carolina Municipal Power
    6%, '09  ........................   AAA       1,385        1,476,161
                                                            -------------
Pennsylvania--14.7%
 Pennsylvania Economic
    Development 6.75%, '07  .........   NR        3,000        3,075,240
 Pennsylvania Economic
    Development 9.25%, '22  .........   NR        6,000        5,120,340


                                      STANDARD    PAR
                                      & POOR'S   VALUE
                                       RATING    (000)        VALUE
                                      ---------- --------   -------------
Pennsylvania--continued
 Pennsylvania Economic
    Development Series D 7.05%,
    '10   ...........................   BBB-     $2,000     $  2,108,240
 Pennsylvania Finance Authority
    6.60%, '09  .....................   A         4,000        4,273,880
 Pennsylvania Financial
    Development 6.40%, '09  .........   NR        5,000        4,962,950
                                                            -------------
                                                              19,540,650
                                                            -------------
Tennessee--1.2%
 Met. Gov't Tennessee Health &
    Educational Facilities Board
    6%, '16  ........................   AAA       1,500        1,576,050
                                                            -------------
Texas--9.3%
 Alliance Airport Authority 7%,
    '11   ...........................   BB+       1,100        1,219,713
 Austin Convention Center
    8.25%, '14  .....................  Aaa(b)       980        1,085,899
 Brazos River Authority 7.75%,
    '15   ...........................   A-          750          792,877
 Brazos River Authority 7.625%,
    '19   ...........................   A-        1,000        1,072,820
 Colorado River Water District
    8.25%, '15  .....................   NR          540          605,583
 Harris County Toll Road
    Multimode 8.125%, '17   .........   AAA         700          740,621
 La Vernia School District 5%,
    '22   ...........................   AAA       1,125        1,018,845
 San Antonio Texas Electric &
    Gas 5%, '12    ..................   AA        2,000        1,934,740
 Texas State Technical College
    6.25%, '09  .....................   AAA       1,250        1,370,250
 Texas Turnpike Authority 5%,
    '25   ...........................   AAA       1,500        1,370,415
 Texas Water Resources Finance
    Agency 7.625%, '08   ............   A           995        1,054,979
                                                            -------------
                                                              12,266,742
                                                            -------------
Virginia--4.6%
 Pittsylvania County Revenue
    Series A 7.30%, '04  ............   NR        1,000        1,037,510
 Pittsylvania County Revenue
    Series A 7.45%, '09  ............   NR        3,000        3,149,400
 Upper Occoquan Sewer
    Authority 5.15%, '20    .........   AAA       2,000        1,901,500
                                                            -------------
                                                               6,088,410
                                                            -------------
Washington--1.3%
 Walla Walla Waste Recycling
    Revenue 9.125%, '26  ............   NR        2,000        1,754,900
                                                            -------------
West Virginia--2.4%
 Upshur Solid Waste Revenue
    7%, '25  ........................   NR        2,000        2,122,980


                       See Notes to Financial Statements
                                                                              3

Phoenix Tax-Exempt Bond Portfolio
--------------------------------------------------------------------------------

                               STANDARD    PAR
                               & POOR'S   VALUE
                                RATING    (000)        VALUE
                               ---------- --------   -------------
West Virginia--continued
 West Virginia Housing
    Development Fund 6.625%,
    '20  .....................    AA      $1,000     $  1,001,720
                                                     -------------
                                                       3,124,700
                                                     -------------
Wisconsin--0.9%
 Wisconsin Clean Water Revenue
    6.875%, '11   ............    AA         750         856,567
 Wisconsin Housing &
    Development Authority
    7.375%, '17   ............    A+         320         328,957
                                                     -------------
                                                       1,185,524
                                                     -------------
Wyoming--0.5%
 Wyoming Community
    Development Authority
    7.875%, '18   ............    AA         585         605,627
                                                     -------------
Other Territories--1.6%
 Puerto Rico Commonwealth
    Aqueduct & Sewer 7.875%,
    '17  .....................    AAA        500         530,130
 Puerto Rico Commonwealth
    Highway Revenue Series V
    6.625%, '12   ............    A        1,500       1,611,045
                                                     -------------
                                                       2,141,175
                                                     -------------
 TOTAL MUNICIPAL TAX-EXEMPT BONDS
 (Identified cost $123,373,855)  ..................   127,211,196
                                                      -------------

                               STANDARD     PAR
                               & POOR'S    VALUE
                                RATING     (000)          VALUE
                               ---------- -------- ---------------------
SHORT-TERM OBLIGATIONS--2.4%
Commercial Paper--2.4%
 Merrill Lynch & Company, Inc.
    5.68%, 6-2-97 ............   A-1+       $3,100  $      3,099,511
 AlliedSignal, Inc. 5.65%,
    6-9-97  ..................    A-1           85            84,893
                                                    -----------------
                                                           3,184,404
                                                    -----------------
TOTAL SHORT-TERM OBLIGATIONS
 (Identified cost $3,184,404)                               3,184,404
                                                     -----------------
TOTAL INVESTMENTS--98.3%
 (Identified cost $126,558,259)                           130,395,600(a)
 Cash and receivables, less liabilities--1.7%               2,297,955
                                                     -----------------
NET ASSETS--100.0%    ...........................    $    132,693,555
                                                     =================

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $6,766,559 and gross depreciation of $2,877,491 for income tax purposes. At May 31, 1997, the aggregate cost of securities for federal income tax purposes was $126,506,532.
(b) As rated by Moody's, Fitch, or Duff & Phelp's.
(c) Variable or step coupon bond; interest rate reflects the rate currently in effect.
(d) Partially segregated as collateral for futures contracts.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 1997, these securities amount to a value of $2,864,836 or 2.2% of net assets.


4                              See Notes to Financial Statements

Phoenix Tax-Exempt Bond Portfolio
--------------------------------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 1997
                                  (Unaudited)


Assets
Investment securities at value
  (Identified cost $126,558,259)                            $130,395,600
Cash                                                             102,832
Receivables
 Interest                                                      2,431,241
 Fund shares sold                                                 64,024
 Variation margin for futures contracts                           10,312
                                                            -------------
  Total assets                                               133,004,009
                                                            -------------
Liabilities
Payables
 Dividend distributions                                          128,918
 Fund shares repurchased                                          10,741
 Investment advisory fee                                          50,018
 Distribution fee                                                 30,952
 Transfer agent fee                                               27,932
 Trustees' fee                                                     7,272
 Financial agent fee                                               6,964
Accrued expenses                                                  47,657
                                                            -------------
  Total liabilities                                              310,454
                                                            -------------
Net Assets                                                  $132,693,555
                                                            =============
Net Assets Consist of:
Capital paid in on shares of beneficial interest            $128,709,181
Undistributed net investment loss                               (139,187)
Accumulated net realized gain                                    269,658
Net unrealized appreciation                                    3,853,903
                                                            -------------
Net Assets                                                  $132,693,555
                                                            =============
Class A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $127,675,086)           11,650,864
Net asset value per share                                         $10.96
Offering price per share
  $10.96/(1-4.75%)                                                $11.51
Class B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $5,018,469)                456,289
Net asset value and offering price per share                      $11.00

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED MAY 31, 1997
                                  (Unaudited)


Investment Income
Interest                                                     $  4,259,132
                                                             ------------
   Total investment income                                      4,259,132
                                                             ------------
Expenses
Investment advisory fee                                           298,102
Distribution fee--Class A                                         159,588
Distribution fee--Class B                                          24,096
Financial agent fee                                                37,437
Transfer agent                                                     70,659
Professional                                                       21,820
Registration                                                       12,894
Trustees                                                           12,726
Printing                                                            9,860
Custodian                                                           7,772
Miscellaneous                                                      11,512
                                                             ------------
   Total expenses                                                 666,466
                                                             ------------
Net investment income                                           3,592,666
                                                             ------------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                                   305,282
Net realized loss on futures contracts                            (14,751)
Net change in unrealized appreciation (depreciation) on
  investments                                                  (2,323,591)
                                                             ------------
Net loss on investments                                        (2,033,060)
                                                             ------------
Net increase in net assets resulting from
  operations                                                 $  1,559,606
                                                             ============


                       See Notes to Financial Statements
                                                                              5

Phoenix Tax-Exempt Bond Portfolio
--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                       Six Months
                                                                                         Ended
                                                                                      May 31, 1997        Year Ended
                                                                                      (Unaudited)       November 30, 1996
                                                                                      ---------------   ------------------
From Operations
 Net investment income                                                                $  3,592,666        $   7,756,296
 Net realized gain                                                                         290,531            1,670,133
 Net change in unrealized appreciation (depreciation)                                   (2,323,591)          (3,275,493)
                                                                                      -------------       -------------
 Increase in net assets resulting from operations                                        1,559,606            6,150,936
                                                                                      -------------       -------------
From Distributions to Shareholders
 Net investment income--Class A                                                         (3,500,013)          (7,504,351)
 Net investment income--Class B                                                           (114,235)            (191,960)
 Net realized gains--Class A                                                            (1,824,638)                  --
 Net realized gains--Class B                                                               (63,375)                  --
                                                                                      -------------       -------------
 Decrease in net assets from distributions to shareholders                              (5,502,261)          (7,696,311)
                                                                                      -------------       -------------
From Share Transactions
Class A
 Proceeds from sales of shares (2,996,205 and 7,599,558 shares, respectively)           32,889,392           84,574,148
 Net asset value of shares issued from reinvestment of distributions (295,826 and
  371,771 shares, respectively)                                                          3,243,018            4,153,807
 Cost of shares repurchased (3,751,688 and 8,830,124 shares, respectively)             (41,210,873)         (98,463,997)
                                                                                      -------------       -------------
Total                                                                                   (5,078,463)          (9,736,042)
                                                                                      -------------       -------------
Class B
 Proceeds from sales of shares (96,714 and 197,502 shares, respectively)                 1,062,501            2,219,054
 Net asset value of shares issued from reinvestment of distributions (9,956 and
  10,179 shares, respectively)                                                             109,534              113,899
 Cost of shares repurchased (71,120 and 61,609 shares, respectively)                      (777,002)            (695,116)
                                                                                      -------------       -------------
Total                                                                                      395,033            1,637,837
                                                                                      -------------       -------------
 Decrease in net assets from share transactions                                         (4,683,430)          (8,098,205)
                                                                                      -------------       -------------
 Net decrease in net assets                                                             (8,626,085)          (9,643,580)
Net Assets
 Beginning of period                                                                   141,319,640          150,963,220
                                                                                      -------------       -------------
 End of period (including undistributed net investment loss and distributions in excess of net investment income of ($139,187) and
  ($117,605), respectively)                                                           $132,693,555        $ 141,319,640
                                                                                      =============       =============


6                              See Notes to Financial Statements

Phoenix Tax-Exempt Bond Portfolio
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
    (Selected data for a share outstanding throughout the indicated period)


                                                                                  Class A
                                           -------------------------------------------------------------------------------------
                                             Six Months
                                                Ended
                                               5/31/97                            Year Ended November 30,
                                             (Unaudited)       1996        1995         1994           1993           1992
                                           ---------------- ----------- ----------- -------------- -------------- --------------
Net asset value, beginning of period        $   11.28       $  11.40    $  10.09     $   11.58      $   11.10      $  10.66
Income from investment operations
 Net investment income                           0.30           0.60        0.61          0.65           0.60(4)       0.66(4)
 Net realized and unrealized gain (loss)        (0.17)         (0.12)       1.34         (1.49)          0.76          0.57
                                            ---------       ---------   ---------    -----------    ----------     ---------
  Total from investment operations               0.13           0.48        1.95         (0.84)          1.36          1.23
                                            ---------       ---------   ---------    -----------    ----------     ---------
Less distributions
 Dividends from net investment income           (0.30)         (0.60)      (0.61)        (0.65)         (0.60)        (0.66)
 Dividends from net realized gains              (0.15)            --       (0.03)           --          (0.28)        (0.13)
                                            ---------       ---------   ---------    -----------    ----------     ---------
  Total distributions                           (0.45)         (0.60)      (0.64)        (0.65)         (0.88)        (0.79)
                                            ---------       ---------   ---------    -----------    ----------     ---------
Change in net asset value                       (0.32)         (0.12)       1.31         (1.49)          0.48          0.44
                                            ---------       ---------   ---------    -----------    ----------     ---------
Net asset value, end of period              $   10.96       $  11.28    $  11.40     $   10.09      $   11.58      $  11.10
                                            =========       =========   =========    ===========    ==========     =========
Total return(1)                                  1.33%(3)       4.30%      19.87%        (7.55)%       12.79%        11.92%
Ratios/supplemental data:
Net assets, end of period (thousands)       $ 127,675       $ 136,558   $ 147,821    $ 141,623      $ 171,272      $ 35,625
Ratio to average net assets of:
 Operating expenses                              0.98%(2)       0.94%       0.97%        0.96 %         0.75%         0.78%
 Net investment income                           5.45%(2)       5.42%       5.65%        5.65 %         5.33%         5.92%
Portfolio turnover                                  5%(3)         27%         25%          54 %           62%          145%

                                                                        Class B
                                             -------------------------------------------------------------
                                              Six Months                                      From
                                                 Ended                                      Inception
                                                5/31/97         Year Ended November 30,    3/16/94 to
                                              (Unaudited)          1996        1995         11/30/94
                                             ----------------   ----------- ----------- ------------------
Net asset value, beginning of period          $   11.32         $  11.44    $  10.12     $     11.21
Income from investment operations
 Net investment income                             0.26             0.52        0.53            0.39
 Net realized and unrealized gain (loss)          (0.17)           (0.12)       1.35           (1.09)
                                              ---------         ---------   ---------     ----------
  Total from investment operations                 0.09             0.40        1.88           (0.70)
                                              ---------         ---------   ---------     ----------
Less distributions
 Dividends from net investment income             (0.26)           (0.52)      (0.53)          (0.39)
 Dividends from net realized gains                (0.15)              --       (0.03)             --
                                              ---------         ---------   ---------     ----------
  Total distributions                             (0.41)           (0.52)      (0.56)          (0.39)
                                              ---------         ---------   ---------     ----------
Change in net asset value                         (0.32)           (0.12)       1.32           (1.09)
                                              ---------         ---------   ---------     ----------
Net asset value, end of period                $   11.00         $  11.32    $  11.44      $    10.12
                                              =========         =========   =========     ==========
Total return(1)                                    0.85%(3)         3.60%      19.07%          (6.42)%(3)
Ratios/supplemental data:
Net assets, end of period (thousands)         $   5,018         $   4,762   $   3,142    $     1,147
Ratio to average net assets of:
 Operating expenses                                1.73%(2)         1.69%       1.72%          1.54 %(2)
 Net investment income                             4.70%(2)         4.68%       4.90%          5.07 %(2)
Portfolio turnover                                    5%(3)           27%         25%            54 %

(1) Maximum sales charges are not reflected in the total return calculation.
(2) Annualized
(3) Not annualized
(4) Includes reimbursement of operating expenses by investment adviser of $0.03 and $0.04, respectively.

                       See Notes to Financial Statements
                                                                              7

--------------------------------------------------------------------------------
PHOENIX MID CAP PORTFOLIO
--------------------------------------------------------------------------------

INVESTOR PROFILE

Phoenix Mid Cap Portfolio is designed for long-term investors seeking above-average capital appreciation, primarily through investments in mid-capitalization stocks.


INVESTMENT ADVISER'S REPORT

     For the six months ended May 31, 1997, the Fund's Class A shares returned -0.41% and Class B shares -0.78% compared with 10.03% for the S&P MidCap 400 Index.* All performance figures assume reinvestment of dividends and exclude the effect of sales charges.

     Stock market performance has been dominated lately by large-cap stocks, limiting performance of the mid-cap sector. As the economy remained strong, investors focused on the likelihood of interest rate increases by the Fed to control anticipated inflation. This resulted in a shift to conservative, high-quality stocks, particularly as cash continued to flow into equity mutual funds at record levels.

     As valuation levels in the technology sector rose, we reduced the Portfolio weighting, trimming a number of stocks in the Deregulating Financials and Energy Technology themes, which had performed well. However, basic materials holdings, as well as some consumer staples stocks, did not contribute as greatly to performance as some other sectors did. The financial and health-care sectors were positive contributors during most of the reporting period.

     As large-cap stocks have continued to outperform, we are positioning the Portfolio to emphasize companies with more earnings visibility. We have shifted the Portfolio's weighting from the Retail Revival theme to 21st Century Medicine. We believe that stocks represented in these themes should continue to experience above-average earnings growth, attracting increased investor attention.

OUTLOOK

     We believe the performance disparity between large-cap and mid-cap stocks will close as investors realize that mid-caps offer comparatively higher growth rates yet also attractive liquidity profiles. Our key investment themes -- Deregulating Financials and Energy Technology -- should perform well in this environment. However, if the economy slows, we may increase our defensive holdings in such sectors as consumer staples or utilities.


* The S&P MidCap 400 Index is an unmanaged, commonly used measure of mid-cap stock total return performance.

Phoenix Mid Cap Portfolio
--------------------------------------------------------------------------------

                           INVESTMENTS AT MAY 31, 1997
                                  (Unaudited)



                                                  SHARES        VALUE
                                                  ---------  -------------
COMMON STOCKS--93.1%
Advertising--0.9%
 Outdoor Systems, Inc. (b)  .....................   100,000    $ 3,312,500
                                                              ------------
Auto & Truck Parts--0.3%
 Gentex Corp. (b)  ..............................    50,000      1,006,250
                                                              ------------
Banks--5.4%
 Ahmanson (H.F.) & Co.   ........................    90,000      3,667,500
 Fleet Financial Group, Inc.   ..................    80,000      4,890,000
 Greenpoint Financial Corp.    ..................    90,000      5,445,000
 Republic New York Corp.    .....................    70,000      6,982,500
                                                              ------------
                                                                20,985,000
                                                              ------------
Beverages--1.1%
 Coca-Cola Enterprises, Inc.   ..................   210,000      4,436,250
                                                              ------------
Chemical--2.5%
 Philip Environmental, Inc. (b)   ...............   310,000      4,533,750
 W.R. Grace & Co.  ..............................   100,000      5,225,000
                                                              ------------
                                                                 9,758,750
                                                              ------------
Computer Software & Services--10.7%
 Adobe Systems, Inc.  ...........................   275,000     12,271,875
 BMC Software, Inc. (b)  ........................   120,000      6,495,000
 Compuware Corp. (b)  ...........................   100,000      4,637,500
 Comverse Technology, Inc. (b)    ...............   100,000      4,575,000
 HBO & Co.   ....................................    50,000      3,206,250
 Parametric Technology Corp. (b)  ...............   115,000      5,160,625
 Peoplesoft, Inc. (b)    ........................    50,000      2,587,500
 Wind River Systems (b)  ........................    70,500      2,397,000
                                                              ------------
                                                                41,330,750
                                                              ------------
Diversified Financial Services--3.5%
 Franklin Resources, Inc.   .....................    67,000      4,338,250
 T. Rowe Price Associates   .....................    81,000      3,989,250
 TCF Financial Corp.  ...........................    35,000      1,487,500
 United Assets Management Corp.   ...............   135,000      3,763,125
                                                              ------------
                                                                13,578,125
                                                              ------------
Diversified Miscellaneous--0.1%
 Meade Instruments Corp. (b)   ..................    55,000        378,125
                                                              ------------
Electrical Equipment--3.3%
 General Signal Corp.    ........................   165,000      6,950,625
 Grainger (W.W.), Inc.   ........................    75,000      6,018,750
                                                              ------------
                                                                12,969,375
                                                              ------------
Electronics--6.1%
 Altera Corp. (b)  ..............................    75,000      3,975,000
 Analog Devices, Inc. (b)   .....................   100,000      2,675,000
 LSI Logic Corp. (b)  ...........................   100,000      4,175,000
 Linear Technology Corp.    .....................    80,000      4,010,000
 Maxim Integrated Products, Inc. (b)    .........    75,000      4,031,250
 Microchip Technology, Inc. (b)   ...............    60,000      2,130,000
 Xilinx, Inc. (b)  ..............................    50,000      2,681,250
                                                              ------------
                                                                23,677,500
                                                              ------------
Entertainment, Leisure & Gaming--1.1%
 Tele-Communications, Inc. (b) ..................   200,000      4,362,500
                                                              ------------


                                                  SHARES        VALUE
                                                  ---------  -------------
Food--2.4%
 Flowers Industries, Inc.   .....................    60,000    $ 1,057,500
 Interstate Bakeries Corp.  .....................   150,000      8,062,500
                                                              ------------
                                                                 9,120,000
                                                              ------------
Healthcare--Drugs--2.2%
 Genzyme Corp. (b) ..............................   180,000      4,297,500
 Vertex Pharmaceuticals, Inc. (b)    ............   100,000      4,050,000
                                                              ------------
                                                                 8,347,500
                                                              ------------
Hospital Management & Services--5.2%
 Covance, Inc. (b)    ...........................    61,800      1,151,025
 Health Management Assocation, Inc.
    Class A (b)    ..............................   221,000      6,464,250
 HEALTHSOUTH Corp. (b)   ........................   310,000      7,091,250
 Tenet Healthcare Corp. (b)    ..................   200,000      5,500,000
                                                              ------------
                                                                20,206,525
                                                              ------------
Insurance--6.1%
 Jefferson-Pilot Corp.   ........................    90,000      5,726,250
 Nationwide Financial Services Class A   .          150,000      4,218,750
 St. Paul Companies, Inc.   .....................    72,000      5,157,000
 SunAmerica, Inc.  ..............................   100,000      4,725,000
 Travelers Property Casualty Corp. Class A          103,500      3,984,750
                                                              ------------
                                                                23,811,750
                                                              ------------
Medical Products & Supplies--2.1%
 Advanced Technology Laboratories, Inc.
    (b)   .......................................    20,000        775,000
 KLA-Tencor Corp. (b)    ........................    75,000      3,567,188
 Nellcor, Inc. (b)    ...........................   100,000      2,137,500
 Spine-Tech, Inc. (b)    ........................    50,000      1,728,125
                                                              ------------
                                                                 8,207,813
                                                              ------------
Metals & Mining--2.1%
 Phelps Dodge Corp.   ...........................    50,000      4,181,250
 Reynolds Metals Co.  ...........................    60,000      4,072,500
                                                              ------------
                                                                 8,253,750
                                                              ------------
Natural Gas--2.5%
 Apache Corp.   .................................   160,000      5,480,000
 UtiliCorp United, Inc.  ........................   150,000      4,050,000
                                                              ------------
                                                                 9,530,000
                                                              ------------
Oil Service & Equipment--9.7%
 BJ Services Co. (b)  ...........................   125,000      6,906,250
 Diamond Offshore Drilling, Inc. (b)    .........    50,000      3,556,250
 ENSCO International, Inc. (b)    ...............   110,000      5,486,250
 Reading & Bates Corp. (b)  .....................   120,000      3,045,000
 Rowan Companies, Inc. (b)  .....................   150,000      3,468,750
 Smith International, Inc. (b)    ...............   120,000      6,285,000
 Transocean Offshore, Inc.  .....................   130,000      8,970,000
                                                              ------------
                                                                37,717,500
                                                              ------------
Publishing, Broadcasting, Printing & Cable--1.3%
 Heftel Broadcasting Corp. Class A (b)  .........   100,000      4,950,000
                                                              ------------
Retail--2.0%
 Barnes & Noble, Inc. (b)   .....................   100,000      4,162,500
 Kohl's Corp. (b)  ..............................    65,000      3,501,875
                                                              ------------
                                                                 7,664,375
                                                              ------------

                       See Notes to Financial Statements

Phoenix Mid Cap Portfolio

--------------------------------------------------------------------------------


                                        SHARES        VALUE
                                        ---------  -------------
Retail--Food--2.3%
 American Stores Co.    ...............   100,000    $  4,550,000
 Safeway, Inc. (b)   ..................    95,000       4,275,000
                                                    -------------
                                                        8,825,000
                                                    -------------
Telecommunications Equipment--8.9%
 Ascend Communications, Inc. (b)    ...   355,000      19,791,250
 Bay Networks, Inc. (b)    ............   220,000       5,390,000
 Qualcomm, Inc. (b)  ..................    75,000       3,618,750
 Teleport Communications Group, Inc.
    Class A (b)   .....................   100,000       3,025,000
 Tellabs, Inc. (b)   ..................    50,000       2,512,500
                                                    -------------
                                                       34,337,500
                                                    -------------
Textiles & Apparel--4.1%
 Jones Apparel Group, Inc. (b)   ......   185,000       8,671,875
 Liz Claiborne, Inc.    ...............   130,000       5,931,250
 Pluma, Inc. (b)  .....................   100,000       1,275,000
                                                    -------------
                                                       15,878,125
                                                    -------------
Truckers & Marine--0.6%
 Caliber System, Inc.   ...............    75,000       2,400,000
                                                    -------------
Utility--Electric--6.6%
 DPL, Inc.  ...........................   120,000       2,865,000
 FPL Group, Inc.  .....................   100,000       4,650,000
 LG&E Energy Corp.   ..................   120,000       2,760,000
 New England Electric System  .........   120,000       4,155,000
 PacifiCorp    ........................   100,000       1,987,500
 Public Service Company of Colorado       120,000       4,845,000
 Sierra Pacific Resources  ............   150,000       4,443,750
                                                    -------------
                                                       25,706,250
                                                    -------------
TOTAL COMMON STOCKS
 (Identified cost $321,609,943)   ...............      360,751,213
                                                     -------------
FOREIGN COMMON STOCKS--0.1%
Computer Software & Services--0.1%
 CBT Group PLC-Sponsored ADR
    (Ireland) (b)    ..................     5,000         272,500
                                                    -------------
TOTAL FOREIGN COMMON STOCKS
 (Identified cost $241,200) .....................          272,500
                                                     -------------
TOTAL LONG-TERM INVESTMENTS--93.2%
 (Identified cost $321,851,143)   ...............      361,023,713
                                                     -------------






                                 STANDARD    PAR
                                 & POOR'S   VALUE
                                  RATING    (000)            VALUE
                                 ---------- --------  ---------------------
SHORT-TERM OBLIGATIONS--5.8%
Commercial Paper--5.1%
 Greenwich Funding Corp.
    5.55%, 6-4-97   ............ A-1+         $3,510   $      3,508,376
 Enterprise Funding Corp.
    5.53%, 6-5-97   ............ A-1+          1,050          1,049,355
 Ameritech Capital Funding
    Corp. 5.50%, 6-6-97   ...... A-1+          4,370          4,366,662
 Receivables Capital Corp.
    5.58%, 6-16-97  ............ A-1+          1,275          1,272,035
 Preferred Receivables Funding
    5.35%, 6-19-97  ............ A-1           2,000          1,994,026
 Private Export Funding Corp.
    5.50%, 6-19-97  ............ A-1+          4,215          4,203,409
 Campbell Soup 5.55%, 6-20-97    A-1+          3,370          3,360,129
                                                       -----------------
                                                             19,753,992
                                                       -----------------
 Federal Agency Securities--0.7%
 Federal Home Loan Mortgage 5.47%, 6-5-97.      2,535          2,533,459
                                                        -----------------
 TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $22,288,076)                               22,287,451
                                                        -----------------
 TOTAL INVESTMENTS--99.0%
  (Identified cost $344,139,219)                             383,311,164(a)
  Cash and receivables, less liabilities--1.0%   ...           3,885,632
                                                        -----------------
 NET ASSETS--100.0%   ..............................    $    387,196,796
                                                        =================

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $44,829,009 and gross depreciation of $5,657,064 for federal income tax purposes. At May 31, 1997, the aggregate cost of securities for federal income tax purposes was $344,139,219.
(b) Non-income producing.

                       See Notes to Financial Statements
10

Phoenix Mid Cap Portfolio

--------------------------------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 1997
                                  (Unaudited)



Assets
Investment securities at value
  (Identified cost $344,139,219)                            $383,311,164
Short-term investments held as collateral for
  loaned securities                                            8,503,800
Cash                                                               3,619
Receivables
 Investment securities sold                                    9,448,689
 Dividends and interest                                          407,175
 Fund shares sold                                                156,054
                                                            -------------
  Total assets                                               401,830,501
                                                            -------------
Liabilities
Payables
 Investment securities purchased                               4,902,943
 Collateral on securities loaned                               8,503,800
 Fund shares repurchased                                         553,992
 Investment advisory fee                                         242,207
 Transfer agent fee                                              189,009
 Distribution fee                                                 90,974
 Financial agent fee                                              14,105
 Trustees' fee                                                     7,271
Accrued expenses                                                 129,404
                                                            -------------
  Total liabilities                                           14,633,705
                                                            -------------
Net Assets                                                  $387,196,796
                                                            =============
Net Assets Consist of:
Capital paid in on shares of beneficial interest            $329,172,682
Undistributed net investment income                              419,668
Accumulated net realized gain                                 18,432,501
Net unrealized appreciation                                   39,171,945
                                                            -------------
Net Assets                                                  $387,196,796
                                                            =============
Class A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $370,612,557)           19,482,881
Net asset value per share                                         $19.02
Offering price per share
  $19.02/(1-4.75%)                                                $19.97
Class B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $16,584,239)               891,896
Net asset value and offering price per share                      $18.59

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED MAY 31, 1997
                                  (Unaudited)



Investment Income
Dividends                                                    $    1,599,743
Interest                                                          1,392,644
Security lending                                                    303,155
                                                             --------------
   Total investment income                                        3,295,542
                                                             --------------
Expenses
Investment advisory fee                                           1,544,965
Distribution fee--Class A                                           494,582
Distribution fee--Class B                                            81,624
Financial agent fee                                                  83,311
Transfer agent                                                      526,380
Printing                                                             51,548
Registration                                                         23,989
Professional                                                         23,955
Custodian                                                            17,949
Trustees                                                             12,753
Miscellaneous                                                        14,818
                                                             --------------
   Total expenses                                                 2,875,874
                                                             --------------
Net investment income                                               419,668
                                                             --------------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                                  19,364,859
Net change in unrealized appreciation (depreciation) on
  investments                                                   (24,482,585)
                                                             --------------
Net loss on investments                                          (5,117,726)
                                                             --------------
Net decrease in net assets resulting from
  operations                                                 $   (4,698,058)
                                                             ==============


                       See Notes to Financial Statements

Phoenix Mid Cap Portfolio

--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS



                                                                                          Six Months
                                                                                            Ended
                                                                                        May 31, 1997          Year Ended
                                                                                         (Unaudited)        November 30, 1996
                                                                                        -----------------   ------------------
From Operations
 Net investment income (loss)                                                            $      419,668      $     (914,819)
 Net realized gain                                                                           19,364,859          53,975,757
 Net change in unrealized appreciation (depreciation)                                       (24,482,585)          7,327,088
                                                                                         --------------      --------------
 Increase (decrease) in net assets resulting from operations                                 (4,698,058)         60,388,026
                                                                                         --------------      --------------
From Distributions to Shareholders
 Net realized gains--Class A                                                                (51,790,191)        (63,370,772)
 Net realized gains--Class B                                                                 (2,024,696)         (1,485,800)
                                                                                         --------------      --------------
 Decrease in net assets from distributions to shareholders                                  (53,814,887)        (64,856,572)
                                                                                         --------------      --------------
From Share Transactions
Class A
 Proceeds from sales of shares (1,077,660 and 4,975,113 shares, respectively)                20,641,769          98,337,401
 Net asset value of shares issued from reinvestment of distributions (2,614,669 and
  3,203,933 shares, respectively)                                                            48,920,462          59,432,948
 Cost of shares repurchased (5,058,464 and 9,465,735 shares, respectively)                  (94,121,887)       (189,179,115)
                                                                                         --------------      --------------
Total                                                                                       (24,559,656)        (31,408,766)
                                                                                         --------------      --------------
Class B
 Proceeds from sales of shares (108,006 and 391,167 shares, respectively)                     1,985,085           7,718,870
 Net asset value of shares issued from reinvestment of distributions (102,294 and
  74,668 shares, respectively)                                                                1,877,087           1,371,654
 Cost of shares repurchased (144,804 and 138,583 shares, respectively)                       (2,665,078)         (2,722,739)
                                                                                         --------------      --------------
Total                                                                                         1,197,094           6,367,785
                                                                                         --------------      --------------
 Decrease in net assets from share transactions                                             (23,362,562)        (25,040,981)
                                                                                         --------------      --------------
 Net decrease in net assets                                                                 (81,875,507)        (29,509,527)
Net Assets
 Beginning of period                                                                        469,072,303         498,581,830
                                                                                         --------------      --------------
 End of period (including undistributed net investment income of
  $419,668 and $0, respectively)                                                         $  387,196,796      $  469,072,303
                                                                                         ==============      ==============


                       See Notes to Financial Statements
12

Phoenix Mid Cap Portfolio

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
    (Selected data for a share outstanding throughout the indicated period)

                                                          Class A
                                           --------------------------------------
                                              Six Months
                                                 Ended            Year Ended
                                                5/31/97           November 30,
                                              (Unaudited)            1996
                                           ------------------ -------------------
Net asset value, beginning of period           $  21.65           $  22.03
Income from investment operations(5)
 Net investment income (loss)                      0.02              (0.03) (1)
 Net realized and unrealized gain (loss)          (0.15)              2.53
                                               -------            -------
  Total from investment operations                (0.13)              2.50
                                               -------            -------
Less distributions
 Dividends from net investment income                --                 --
 Dividends from net realized gains                (2.50)             (2.88)
                                               -------            -------
  Total distributions                             (2.50)             (2.88)
                                               -------            -------
Change in net asset value                         (2.63)             (0.38)
                                               -------            -------
Net asset value, end of period                 $  19.02           $  21.65
                                               =======            =======
Total return(2)                                   (0.41)%(4)        13.52%
Ratios/supplemental data:
Net assets, end of period (thousands)          $370,613           $451,474
Ratio to average net assets of:
 Operating expenses                                1.37%(3)          1.35 %
 Net investment income (loss)                      0.23%(3)          (0.17)%
Portfolio turnover                                   95%(4)           242 %
Average commission rate paid(6)                $ 0.0556           $ 0.0504



                                                         Year Ended November 30,
                                               1995          1994         1993        1992
                                           -------------- ------------ ----------- -----------
Net asset value, beginning of period        $  18.03      $  18.70    $  17.95    $  16.61
Income from investment operations(5)
 Net investment income (loss)                   0.05(1)       0.11        0.11        0.15
 Net realized and unrealized gain (loss)        4.74          0.10        1.44        2.41
                                            ---------     --------    ---------   ---------
  Total from investment operations              4.79          0.21        1.55        2.56
                                            ---------     --------    ---------   ---------
Less distributions
 Dividends from net investment income          (0.06)        (0.10)      (0.13)      (0.21)
 Dividends from net realized gains             (0.73)        (0.78)      (0.67)      (1.01)
                                            ---------     --------    ---------   ---------
  Total distributions                          (0.79)        (0.88)      (0.80)      (1.22)
                                            ---------     --------    ---------   ---------
Change in net asset value                       4.00         (0.67)       0.75        1.34
                                            ---------     --------    ---------   ---------
Net asset value, end of period              $  22.03      $  18.03    $  18.70    $  17.95
                                            =========     ========    =========   =========
Total return(2)                                27.87%        1.03%       8.94%       16.44%
Ratios/supplemental data:
Net assets, end of period (thousands)       $487,674      $419,760    $ 426,027   $ 234,472
Ratio to average net assets of:
 Operating expenses                             1.42%         1.36%       1.34%       1.40%
 Net investment income (loss)                   0.28%         0.59%       0.64%       0.93%
Portfolio turnover                               218%          227%        174%        287%
Average commission rate paid(6)               N/A            N/A          N/A         N/A


                                                                               Class B
                                             ------------------------------------------------------------------------
                                               Six Months                                                  From
                                                  Ended                                                 Inception
                                                 5/31/97            Year Ended November 30,            7/18/94 to
                                               (Unaudited)          1996               1995             11/30/94
                                             --------------     -------------      --------------     ---------------
Net asset value, beginning of period            $ 21.30              $ 21.85          $ 17.97           $  17.68
Income from investment operations(5)
 Net investment income (loss)                     (0.05)               (0.18) (1)       (0.12)(1)          (0.01)
 Net realized and unrealized gain (loss)          (0.16)                2.51             4.75               0.30
                                                -------              -------          -------           -------
  Total from investment operations                (0.21)                2.33             4.63               0.29
                                                -------              -------          -------           -------
Less distributions
 Dividends from net investment income                --                   --            (0.02)                --
 Dividends from net realized gains                (2.50)               (2.88)           (0.73)                --
                                                -------              -------          -------           -------
  Total distributions                             (2.50)               (2.88)           (0.75)                --
                                                -------              -------          -------           -------
Change in net asset value                         (2.71)               (0.55)            3.88               0.29
                                                -------              -------          -------           -------
Net asset value, end of period                  $ 18.59              $ 21.30          $ 21.85           $  17.97
                                                =======              =======          =======           =======
Total return(2)                                   (0.78)%(4)           12.75%           26.92%              1.64%(4)
Ratios/supplemental data:
Net assets, end of period (thousands)           $16,584              $17,599          $10,908           $  1,519
Ratio to average net assets of:
 Operating expenses                                2.12 %(3)            2.11 %           2.18%              2.05 %(3)
 Net investment income (loss)                     (0.51)%(3)           (0.92)%          (0.58)%            (0.23)%(3)
Portfolio turnover                                   95 %(4)             242 %            218 %              227 %
Average commission rate paid(6)                 $0.0556              $0.0504              N/A                N/A

(1) Computed using average shares outstanding.
(2) Maximum sales charges are not reflected in the total return calculation.
(3) Annualized
(4) Not annualized
(5) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the time of share purchases and redemptions.
(6) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.


                       See Notes to Financial Statements

--------------------------------------------------------------------------------
PHOENIX INTERNATIONAL PORTFOLIO
--------------------------------------------------------------------------------

INVESTOR PROFILE

     Phoenix International Portfolio is designed for long-term investors seeking above-average capital appreciation. Foreign investment involves special risks, such as currency fluctuation, less public disclosure and economic and political risks.


INVESTMENT ADVISER'S REPORT

     Class A shares rose 9.11% for the six months ended May 31, 1997 and Class B shares were up 8.72% compared with a 7.86% return for a peer group of 401 funds according to Lipper Analytical Services, Inc. The Morgan Stanley Capital International (MSCI) EAFE Index* returned 4.04% for the same period, but when Japan is excluded, the index gained 9.02%. All performance figures are stated in U.S. dollars, assume reinvestment of dividends and exclude the effect of sales charges. MSCI total return figures are net of foreign withholding taxes.

     Over the last six months, the European and Latin American markets have performed strongly, in some cases even outpacing the United States. As measured by Morgan Stanley Capital International, European markets rose 10.92% in U.S. dollars (19.88% in local currency), supported by low interest rates. Latin America rose 33.50% in the last half with every country participating in the gain. Brazil was particularly strong. Both Mexico and Argentina were helped by signs of improving economic conditions.

     The Pacific Basin experienced more uneven performance. Japan, the largest market in the region, fell 5.53%. India and Taiwan turned in double-digit returns of 25.93% and 13.77%, respectively. Hong Kong rose 3.88%, but other Asian markets continue to struggle.

     The Portfolio performed well largely because of its slightly overweighted position in Europe and good stock selection in those same markets, as well as its underweighting in Japan. During May, performance was hampered somewhat by this underweighting. Japan returned 11.04% for the month, and the yen rose 9.08%. An overweighted exposure to the U.K., which lagged the rest of Europe, also held back performance.


OUTLOOK

     We expect foreign markets to continue to perform reasonably well in 1997 due to low interest rates, improving economic growth and corporate restructuring efforts. Our exposure to economically sensitive areas of the world has increased, but we continue to emphasize companies that can provide above-average profit growth over the long term.

     Although the Latin American markets have posted strong gains in the last six months, they are coming off of very low bases and are relatively inexpensive to the rest of the world. We are still positive on the outlook for the region for the remainder of the year.

     The outlook for Japan is also modest but better than had been expected six months ago. We find some opportunities in the market, but most are not vastly superior to opportunities elsewhere in the world. Our weighting has been increased slightly, but we would need substantial improvement in the outlook for earnings to become more positive.

     Since our last report, we have reduced our holdings in Hong Kong based on concerns regarding a potential clamp down on real estate property prices. We viewed the sizable correction in the Philippines as a buying opportunity.

* The Morgan Stanley Capital International EAFE Index is an unmanaged, commonly used measure of foreign stock total return performance.

Phoenix International Portfolio
--------------------------------------------------------------------------------

                          INVESTMENTS AT MAY 31, 1997
                                  (Unaudited)

                                                  SHARES       VALUE
                                                ----------- -------------
FOREIGN COMMON STOCKS--90.7%
Belgium--1.4%
 Credit Communal Holding/Dexia
    (Banks)  .................................       20,000   $ 1,996,484
                                                             ------------
Brazil--4.0%
 Companhia Energetica de Minas Gerais
    Sponsored ADR (Utility-Electric) .........       48,000     2,177,228
 Telebras Sponsored ADR (Utility-
    Telephone)  ..............................       17,700     2,431,537
 Uniao de Bancos Brasileiros SA
    Sponsored GDR (Banks)   ..................       32,000     1,104,000
                                                             ------------
                                                                5,712,765
                                                             ------------
Chile--1.0%
 Santa Isabel SA Sponsored ADR
    (Retail-Food)  ...........................       50,000     1,456,250
                                                             ------------
Denmark--1.6%
 Den Danske Bank (Banks) .....................       23,500     2,239,616
                                                             ------------
Finland--3.0%
 Nokia AB Series A
    (Telecommunications Equipment)   .........       22,300     1,458,724
 Raision Tehtaat Oy (Food)  ..................       17,400     1,421,901
 The Rauma Group (Machinery)   ...............       61,000     1,424,235
                                                             ------------
                                                                4,304,860
                                                             ------------
France--7.1%
 AXA-UAP (Insurance)  ........................       24,931     1,495,063
 Carrefour Supermarche (Retail-Food) .........        2,510     1,651,144
 Elf Aquitaine SA (Oil)  .....................        7,300       731,090
 Lagardere S.C.A. (Miscellaneous) ............       48,825     1,438,971
 Louis Dreyfus Citrus (Food) (b)  ............       33,000     1,197,105
 Promodes (Retail) ...........................        4,800     1,628,771
 Total SA (Oil) ..............................        8,300       760,648
 Usinor Sacilor (Steel)  .....................       90,500     1,360,312
                                                             ------------
                                                               10,263,104
                                                             ------------
Germany--5.3%
 Adidas AG (Textile & Apparel) ...............       16,150     1,699,751
 BASF AG (Chemical)   ........................       28,700     1,060,159
 BHW Holding AG (Banks) (b) ..................       90,000     1,572,560
 Rhoen-Klinikum AG (Hospital
    Management & Services)  ..................        5,850       696,306
 Schmalbach Lubeca AG (Containers)   .........        6,150     1,399,120
 VEBA AG (Utility-Electric) ..................       22,700     1,285,734
                                                             ------------
                                                                7,713,630
                                                             ------------
Hong Kong--2.8%
 Beijing Datang Power Generation Co.
    Ltd. (Utility-Electric) (b)   ............    3,800,000     1,912,628
 China Eastern Airlines Corp. Ltd. H
    Shares (Airlines) (b)   ..................    5,789,000     1,699,681
 Henderson China Holding Ltd.
    (Real Estate)  ...........................          780         1,500
 Zhejiang Expressway Co. Ltd.
    (Engineering & Construction) (b) .........    1,300,000       469,768
                                                             ------------
                                                                4,083,577
                                                             ------------


                                                  SHARES       VALUE
                                                ----------- -------------
Hungary--0.5%
 Gedeon Richter 144A GDS (Health
    Care-Drugs) (d)   ........................        8,700   $   723,354
                                                             ------------
Indonesia--0.4%
 Wicaksana Overseas International
    (Conglomerates)   ........................      520,000       630,627
                                                             ------------
Italy--5.0%
 Gucci Group NV (Textile & Apparel)  .........       19,600     1,357,607
 Gucci Group NV-NY Registered Shares
    (Textile & Apparel)  .....................       24,800     1,729,800
 Istituto Bancario San Paolo di Torino
    (Banks)  .................................      147,400       928,329
 Stet-Societa' Finanziaria Telefonica SPA
    (Utility-Telephone)  .....................      632,000     3,193,994
                                                             ------------
                                                                7,209,730
                                                             ------------
Japan--12.5%
 Canon, Inc. (Office & Business
    Equipment)  ..............................       58,000     1,468,291
 Circle K Japan Co. Ltd. (Retail-Food)  ......       26,400     1,406,882
 Credit Saison Co. Ltd. (Diversified
    Financial Services)  .....................       72,450     1,585,407
 DDI Corp. (Utility-Telephone) ...............          240     1,789,754
 Hitachi Maxell (Electronics)  ...............       36,000       834,120
 Hoya Corp. (Machinery)  .....................       16,000       726,337
 Matsushita Communication Industrial
    (Telecommunications Equipment)   .........       40,000     1,270,059
 Meitec (Computer Software & Services)        .      48,000     1,264,567
 Namco (Entertainment, Leisure &
    Gaming)  .................................       33,000     1,155,411
 Nintendo Co. Ltd. (Entertainment,
    Leisure & Gaming) ........................       21,500     1,678,967
 Sankyo Co. Ltd. (Health Care-
    Diversified)   ...........................       38,000     1,203,295
 Taisho Pharmaceutical Co. (Health
    Care-Drugs) ..............................       42,000     1,052,433
 Takeda Chemical Industries (Health
    Care-Drugs) ..............................       65,000     1,645,499
 TDK Corp. (Electronics) (b)   ...............       12,000       920,621
                                                             ------------
                                                               18,001,643
                                                             ------------
Mexico--0.7%
 Coca-Cola Femsa SA Sponsored ADR
    (Beverages) ..............................       25,400     1,025,525
                                                             ------------
Netherlands--4.4%
 DSM NV (Chemical) ...........................       13,700     1,360,218
 Philips Electronics NV (Electronics)   ......       34,300     1,878,840
 Samas Groep NV (Office & Business
    Equipment)  ..............................       16,668       634,160
 VNU-Verenigde Bezit (Publishing,
    Broadcasting, Printing & Cable)  .........      106,700     2,413,499
                                                             ------------
                                                                6,286,717
                                                             ------------

                       See Notes to Financial Statements

Phoenix International Portfolio
--------------------------------------------------------------------------------


                                                   SHARES       VALUE
                                                 ----------- -------------
Norway--1.7%
 Schibsted ASA (Publishing,
    Broadcasting, Printing & Cable)   .........       74,000   $  1,383,528
 Smedvig ASA A Shares (Oil)  ..................       41,700      1,019,975
                                                              -------------
                                                                  2,403,503
                                                              -------------
Peru--1.2%
 Telefonica del Peru SA (Utility-
    Telephone)   ..............................      693,541      1,773,243
                                                              -------------
Philippines--2.5%
 Ayala Land, Inc. Class B (Real Estate) .......    1,366,000      1,087,621
 Manila Electric Co. (Utility-Electric)  ......      167,000        937,100
 Philippine Commercial International
    Bank (Banks) ..............................        7,100         69,317
 SM Prime Holdings, Inc. (Real Estate)   ......    3,046,000        866,161
 San Miguel Corp. Class B (Beverages) .........      219,400        661,319
                                                              -------------
                                                                  3,621,518
                                                              -------------
Portugal--2.0%
 Portugal Telecom SA (Utility-
    Telephone)   ..............................       31,600      1,214,230
 Telecel-Comunicacoes Pessoais SA
    (Telecommunications Equipment) (b)                21,300      1,638,509
                                                              -------------
                                                                  2,852,739
                                                              -------------
South Korea--1.6%
 Daewoo Securities Co. (Broker-
    Dealers) (b) ..............................       44,200        570,162
 Dongsuh Securities Co. (Broker-
    Dealers) (b) ..............................       21,200        185,010
 Hyundai Marine & Fire Insurance Co.
    (Insurance) (b) ...........................        3,220        133,640
 Hyundai Securities Co. (Diversified
    Financial Services) (b)  ..................       39,100        574,548
 L.G. Electronics (Electronics) ...............       34,850        590,280
 L.G. Securities (Diversified Financial
    Services) (b)   ...........................       18,200        191,901
 Oriental Fire & Marine Insurance
    (Insurance)  ..............................        3,890        109,522
                                                              -------------
                                                                  2,355,063
                                                              -------------
Spain--1.2%
 Telefonica de Espana (Utility-
    Telephone)   ..............................       59,700      1,725,278
                                                              -------------
Sweden--0.4%
 Biora AB (Medical Products &
    Supplies) (b)   ...........................       38,200        365,782
 Biora AB Sponsored ADR (Medical
    Products & Supplies) (b) ..................       14,000        266,000
                                                              -------------
                                                                    631,782
                                                              -------------
Switzerland--6.5%
 Ares-Serono Group B (Health Care-
    Drugs) ....................................        1,300      1,769,051
 Credit Suisse Group AG Registered
    Shares (Banks)  ...........................       14,000      1,759,155
 Novartis AG Registered Shares (Health
    Care-Drugs)  ..............................        1,910      2,592,394
 SIG Schweizerische Industrie-Gesellschaft
    Holding AG Bearer Shares (Machinery).                440      1,321,928


                                                   SHARES       VALUE
                                                 ----------- -------------
Switzerland--continued
 SIG Schweizerische Industrie-
    Gesellschaft Holding AG Registered
    Shares (Machinery) ........................          150   $    219,497
 Zurich Verschierungs Registered
    (Insurance)  ..............................        4,870      1,790,188
                                                              -------------
                                                                  9,452,213
                                                              -------------
United Kingdom--23.9%
 Avis Europe PLC (Leasing/Rental) (b) .........      730,000      1,582,543
 British Aerospace PLC (Aerospace &
    Defense)  .................................      140,500      2,856,205
 Carlton Communications PLC
    (Publishing, Broadcasting, Printing &
    Cable) ....................................      196,000      1,683,573
 Celltech PLC (Health Care-
    Drugs) (b)   ..............................      140,000        784,522
 Compass Group PLC (Lodging &
    Restaurants) ..............................      237,300      2,640,118
 Cordiant PLC (Professional Services) .........    1,246,000      2,517,687
 Corporate Services Group PLC
    (Professional Services)  ..................      444,000      1,318,488
 GKN PLC (Miscellaneous)  .....................       88,700      1,537,592
 Granada Group PLC (Entertainment,
    Leisure & Gaming)  ........................      132,000      1,871,368
 Lloyds TSB Group PLC (Diversified
    Financial Services)   .....................      220,000      2,210,078
 Next PLC (Retail)  ...........................      140,000      1,698,462
 Rentokil Initial PLC (Professional
    Services) .................................      408,000      1,572,055
 Rolls-Royce PLC (Aerospace &
    Defense)  .................................      320,000      1,303,665
 Shell Transport & Trading Co. PLC
    (Oil)  ....................................      126,000      2,483,099
 Siebe PLC (Electrical Equipment)  ............      136,000      2,135,013
 Smithkline Beecham PLC Sponsored
    ADR (Health Care-Drugs)  ..................       27,200      2,380,000
 WPP Group PLC (Advertising) ..................      788,000      3,094,241
 Williams PLC (Professional Services) .........      183,000        932,665
                                                              -------------
                                                                 34,601,374
                                                              -------------
TOTAL FOREIGN COMMON STOCKS
 (Identified cost $110,965,139) ...............                 131,064,595
                                                              -------------
PREFERRED STOCKS--3.2%
Germany--2.1%
 MAN AG (Autos & Trucks)  .....................        5,850      1,357,625
 Volkswagen AG Pfd. (Autos & Trucks)  .........        3,400      1,674,582
                                                              -------------
                                                                  3,032,207
                                                              -------------
United Kingdom--1.1%
 Egypt Investment Co. (Multi-
    Industry) (b)   ...........................      100,000      1,525,000
                                                              -------------
TOTAL PREFERRED STOCKS
 (Identified cost $3,731,494)   ...............                   4,557,207
                                                              -------------
TOTAL LONG-TERM INVESTMENTS--93.9%
 (Identified cost $114,696,633) ...............                 135,621,802
                                                              -------------

                       See Notes to Financial Statements
16

Phoenix International Portfolio
--------------------------------------------------------------------------------


                                       STANDARD     PAR
                                       & POOR'S    VALUE
                                        RATING     (000)      VALUE
                                       ---------- -------- ------------
SHORT-TERM OBLIGATIONS--9.5%
Commercial Paper--7.8%
 AT&T Corp. 5.50%, 6-2-97 ............ A-1+       $  120      119,982
 Enterprise Funding Corp.
    5.56%, 6-5-97   .................. A-1+        1,750    1,748,919
 Heinz (H.J.) Co. 5.60%, 6-9-97 ...... A-1         2,600    2,596,764
 International Lease Finance
    Corp. 5.54%, 6-12-97  ............ A-1         1,360    1,357,698
 Corporate Asset Funding Co.
    5.50%, 6-24-97  .................. A-1+        1,815    1,808,622
 Donnelley (R.R.) & Sons Co.
    5.52%, 7-7-97   .................. A-1         3,620    3,600,018
                                                           ------------
                                                           11,232,003
                                                           ------------






                                                 PAR
                                                VALUE
                                                (000)            VALUE
                                               ---------  ---------------------
 Federal Agency Securities--1.7%
  Federal National Mortgage Assoc. 5.28%,
     6-5-97 (c)   ...........................   $ 2,500     $      2,498,067
                                                            -----------------
 TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $13,730,536)                                   13,730,070
                                                            -----------------
 TOTAL INVESTMENTS--103.4%
  (Identified cost $128,427,169)                                 149,351,872(a)
  Cash and receivables, less liabilities--(3.4%)  ......          (4,868,637)
                                                            -----------------
 NET ASSETS--100.0%    .................................    $    144,483,235
                                                            =================

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $22,276,808 and gross depreciation of $1,425,105 for federal income tax purposes. At May 31, 1997, the aggregate cost of securities for federal income tax purposes was $128,500,169.
(b) Non-income producing.
(c) Segregated as collateral for foreign currency contracts.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 1997, these securities amount to a value of $723,354 or 0.5% of net assets.


                       See Notes to Financial Statements

Phoenix International Portfolio

--------------------------------------------------------------------------------


                     INDUSTRY DIVERSIFICATION
      As a Percentage of Total Value of Long-Term Investments
                            (Unaudited)
Advertising    ..........................................     2.3%
Aerospace & Defense  ....................................     3.1
Airlines ................................................     1.3
Autos & Trucks    .......................................     2.2
Banks    ................................................     7.1
Beverages   .............................................     1.2
Broker-Dealers ..........................................     0.6
Chemical    .............................................     1.8
Computer Software & Services  ...........................     0.9
Conglomerates  ..........................................     0.5
Containers  .............................................     1.0
Diversified Financial Services   ........................     3.4
Electrical Equipment    .................................     1.6
Electronics    ..........................................     3.1
Engineering & Construction    ...........................     0.3
Entertainment, Leisure & Gaming  ........................     3.5
Food  ...................................................     1.9
Health Care-Diversified    ..............................     0.9
Health Care-Drugs    ....................................     8.1
Hospital Management & Services   ........................     0.5
Insurance   .............................................     2.6
Leasing/Rental ..........................................     1.2
Lodging & Restaurants   .................................     1.9
Machinery   .............................................     2.7
Medical Products & Supplies   ...........................     0.5
Miscellaneous  ..........................................     2.2
Multi-Industry    .......................................     1.1
Office & Business Equipment   ...........................     1.6
Oil   ...................................................     3.7
Professional Services   .................................     4.7
Publishing, Broadcasting, Printing & Cable   ............     4.0
Real Estate    ..........................................     1.4
Retail   ................................................     2.5
Retail-Food    ..........................................     3.3
Steel    ................................................     1.0
Telecommunications Equipment  ...........................     3.2
Textile & Apparel    ....................................     3.5
Utility-Electric  .......................................     4.7
Utility-Telephone    ....................................     8.9
                                                           ------
                                                            100.0%
                                                           ======

18                     See Notes to Financial Statements

Phoenix International Portfolio

--------------------------------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 1997
                                  (Unaudited)


Assets
Investment securities at value
  (Identified cost $128,427,169)                            $149,351,872
Foreign currency at value
  (Identified cost $1,166,857)                                 1,161,993
Cash                                                               6,946
Receivables
 Investment securities sold                                      548,821
 Dividends and interest                                          289,584
 Fund shares sold                                                185,290
 Tax reclaim                                                      58,308
                                                            -------------
  Total assets                                               151,602,814
                                                            -------------
Liabilities
Payables
 Investment securities purchased                               5,817,278
 Fund shares repurchased                                         203,751
 Net unrealized depreciation on forward currency
   contracts                                                      82,805
 Closed foreign currency contracts                               667,456
 Transfer agent fee                                              104,291
 Investment advisory fee                                          91,297
 Distribution fee                                                 36,854
 Financial agent fee                                               7,423
 Trustees' fee                                                     5,789
Accrued expenses                                                 102,635
                                                            -------------
  Total liabilities                                            7,119,579
                                                            -------------
Net Assets                                                  $144,483,235
                                                            =============
Net Assets Consist of:
Capital paid in on shares of beneficial interest            $112,959,539
Undistributed net investment income                              245,191
Accumulated net realized gain                                 10,427,595
Net unrealized appreciation                                   20,850,910
                                                            -------------
Net Assets                                                  $144,483,235
                                                            =============
Class A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $133,617,636)            9,520,610
Net asset value per share                                         $14.03
Offering price per share
  $14.03/(1-4.75%)                                                $14.73
Class B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $10,865,599)               790,285
Net asset value and offering price per share                      $13.75

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED MAY 31, 1997
                                  (Unaudited)


Investment income
Dividends                                                  $ 1,174,290
Interest                                                       496,537
Foreign taxes withheld                                        (100,976)
                                                           -----------
   Total investment income                                   1,569,851
                                                           -----------
Expenses
Investment advisory fee                                        512,524
Distribution fee--Class A                                      160,627
Distribution fee--Class B                                       40,856
Financial agent fee                                             37,342
Transfer agent                                                 192,216
Custodian                                                       89,817
Professional                                                    26,113
Printing                                                        23,496
Registration                                                    15,225
Trustees                                                        11,262
Miscellaneous                                                    6,815
                                                           -----------
   Total expenses                                            1,116,293
                                                           -----------
Net investment income                                          453,558
                                                           -----------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                              8,429,573
Net realized gain on foreign currency transactions           2,016,969
Net change in unrealized appreciation (depreciation)
  on investments                                             1,740,753
Net change in unrealized appreciation (depreciation) on
  foreign currency and foreign currency transactions          (517,736)
                                                           -----------
Net gain on investments                                     11,669,559
                                                           -----------
Net increase in net assets resulting from
  operations                                               $12,123,117
                                                           ===========


                       See Notes to Financial Statements
                                                                             19

Phoenix International Portfolio

--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS



                                                                                       Six Months
                                                                                         Ended
                                                                                      May 31, 1997        Year Ended
                                                                                      (Unaudited)       November 30, 1996
                                                                                      ---------------   ------------------
From Operations
 Net investment income                                                                $    453,558       $      430,320
 Net realized gain                                                                      10,446,542           14,699,299
 Net change in unrealized appreciation (depreciation)                                    1,223,017            9,723,676
                                                                                      -------------      --------------
 Increase in net assets resulting from operations                                       12,123,117           24,853,295
                                                                                      -------------      --------------
From Distributions to Shareholders
 Net investment income--Class A                                                         (2,315,369)                  --
 Net investment income--Class B                                                           (106,314)                  --
 Net realized gains--Class A                                                           (11,976,929)            (365,795)
 Net realized gains--Class B                                                              (655,922)              (9,318)
                                                                                      -------------      --------------
 Decrease in net assets from distributions to shareholders                             (15,054,534)            (375,113)
                                                                                      -------------      --------------
From Share Transactions
Class A
 Proceeds from sales of shares (2,441,892 and 11,106,013 shares, respectively)          32,740,592          151,805,606
 Net asset value of shares issued from reinvestment of distributions (993,727 and
  27,365 shares, respectively)                                                          12,670,027              332,491
 Cost of shares repurchased (3,277,319 and 12,375,802 shares, respectively)            (44,441,896)        (169,679,302)
                                                                                      -------------      --------------
Total                                                                                      968,723          (17,541,205)
                                                                                      -------------      --------------
Class B
 Proceeds from sales of shares (372,969 and 357,180 shares, respectively)                4,971,523            4,778,686
 Net asset value of shares issued from reinvestment of distributions (55,069 and
  673 shares, respectively)                                                                690,567                8,087
 Cost of shares repurchased (126,925 and 138,908 shares, respectively)                  (1,694,873)          (1,858,546)
                                                                                      -------------      --------------
Total                                                                                    3,967,217            2,928,227
                                                                                      -------------      --------------
 Increase (decrease) in net assets from share transactions                               4,935,940          (14,612,978)
                                                                                      -------------      --------------
 Net increase in net assets                                                              2,004,523            9,865,204
Net Assets
 Beginning of period                                                                   142,478,712          132,613,508
                                                                                      -------------      --------------
 End of period (including undistributed net investment income of
  $245,191 and $2,213,316, respectively)                                              $144,483,235       $  142,478,712
                                                                                      =============      ==============


20                             See Notes to Financial Statements

Phoenix International Portfolio

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
    (Selected data for a share outstanding throughout the indicated period)


                                                              Class A
                                                  -------------------------------
                                                    Six Months
                                                       Ended        Year Ended
                                                      5/31/97       November 30,
                                                    (Unaudited)        1996
                                                  ---------------- --------------
Net asset value, beginning of period               $   14.48        $   12.20
Income from investment operations(5)
 Net investment income (loss)                           0.05(1)          0.04(1)
 Net realized and unrealized gain (loss)                1.10             2.28
                                                   ---------        ----------
  Total from investment operations                      1.15             2.32
                                                   ---------        ----------
Less distributions
 Dividends from net investment income                  (0.26)              --
 Dividends from net realized gains                     (1.34)           (0.04)
 In excess of accumulated net investment income           --               --
                                                   ---------        ----------
  Total distributions                                  (1.60)           (0.04)
                                                   ---------        ----------
Change in net asset value                              (0.45)            2.28
                                                   ---------        ----------
Net asset value, end of period                     $   14.03        $   14.48
                                                   =========        ==========
Total return(2)                                         9.11%(4)        19.03%
Ratios/supplemental data:
Net assets, end of period (thousands)              $ 133,618        $ 135,524
Ratio to average net assets of:
 Operating expenses                                     1.59%(3)         1.57%
 Net investment income (loss)                           0.70%(3)         0.33%
Portfolio turnover                                        67%(4)          151%
Average commission rate paid(6)                    $  0.0144        $  0.0205



                                                               Year Ended November 30,
                                                      1995          1994        1993        1992
                                                  -------------- ----------- ----------- -----------
Net asset value, beginning of period               $  12.63      $ 11.16     $ 8.96      $ 10.90
Income from investment operations(5)
 Net investment income (loss)                         0.03(1)      (0.01)       --         0.11
 Net realized and unrealized gain (loss)              0.42          1.48      2.20        (1.10)
                                                   ----------    ---------   ----------  ----------
  Total from investment operations                    0.45          1.47      2.20        (0.99)
                                                   ----------    ---------   ----------  ----------
Less distributions
 Dividends from net investment income                   --            --        --        (0.12)
 Dividends from net realized gains                   (0.88)           --        --        (0.64)
 In excess of accumulated net investment income         --            --        --        (0.19)
                                                   ----------    ---------   ----------  ----------
  Total distributions                                (0.88)           --        --        (0.95)
                                                   ----------    ---------   ----------  ----------
Change in net asset value                            (0.43)         1.47      2.20        (1.94)
                                                   ----------    ---------   ----------  ----------
Net asset value, end of period                     $  12.20      $ 12.63     $11.16      $  8.96
                                                   ==========    =========   ==========  ==========
Total return(2)                                       4.12%        13.17%    24.55%       (9.91)%
Ratios/supplemental data:
Net assets, end of period (thousands)              $129,352      $167,918    $91,196     $26,188
Ratio to average net assets of:
 Operating expenses                                   1.70%         1.47%     1.78%        1.97%
 Net investment income (loss)                         0.23%         0.20%    (0.04)%       0.85%
Portfolio turnover                                     236%          186%      191%         82%
Average commission rate paid(6)                        N/A          N/A          N/A        N/A


                                                                                    Class B
                                                    -----------------------------------------------------------------------
                                                    Six Months
                                                       Ended                                                From Inception
                                                      5/31/97                Year Ended November 30,          7/15/94 to
                                                    (Unaudited)              1996              1995            11/30/94
                                                    --------------         ----------- ---------------       --------------
Net asset value, beginning of period                $   14.22               $ 12.07            $12.60            $12.80
Income from investment operations(5)
 Net investment income (loss)                              --(1)              (0.05)(1)        (0.07)(1)         (0.01)
 Net realized and unrealized gain (loss)                 1.08                  2.24             0.42             (0.19)
                                                    ---------               -------            -------          --------
  Total from investment operations                       1.08                  2.19             0.35             (0.20)
                                                    ---------               -------            -------          --------
Less distributions
 Dividends from net investment income                   (0.21)                   --               --               --
 Dividends from net realized gains                      (1.34)                (0.04)           (0.88)              --
 In excess of accumulated net investment income            --                    --               --               --
                                                    ---------               -------            -------          --------
  Total distributions                                   (1.55)                (0.04)           (0.88)              --
                                                    ---------               -------            -------          --------
Change in net asset value                               (0.47)                 2.15            (0.53)            (0.20)
                                                    ---------               -------            -------           -------
Net asset value, end of period                      $   13.75               $ 14.22            $12.07            $12.60
                                                    =========               =======            =======          ========
Total return(2)                                          8.72%(4)             18.16%           3.28%              (1.56)%(4)
Ratios/supplemental data:
Net assets, end of period (thousands)               $  10,866               $ 6,955            $3,261            $1,991
Ratio to average net assets of:
 Operating expenses                                      2.34%(3)             2.31 %           2.50 %            1.93 %(3)
 Net investment income (loss)                            0.06%(3)             (0.39)%          (0.61)%           0.36 %(3)
Portfolio turnover                                         67%(4)              151 %            236 %             186 %
Average commission rate paid(6)                     $  0.0144               $0.0205              N/A               N/A

(1)  Computed using average shares outstanding.
(2)  Maximum sales charges are not reflected in the total return calculation.
(3)  Annualized
(4)  Not annualized
(5) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the time of share purchases and redemptions.
(6) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.


                       See Notes to Financial Statements
                                                                             21

--------------------------------------------------------------------------------
PHOENIX REAL ESTATE SECURITIES PORTFOLIO
--------------------------------------------------------------------------------

INVESTOR PROFILE

     Phoenix Real Estate Securities Portfolio is designed for investors seeking investment in real assets. The Portfolio's objective is to emphasize current yield and appreciation equally.


INVESTMENT ADVISER'S REPORT

     For the six months ended May 31, 1997, the Real Estate Securities Portfolio generated total returns of 12.41% and 12.09% for the A and B shares, respectively, outperforming the NAREIT Equity Total Return Index* return of 11.30%. All performance figures assume reinvestment of dividends and exclude the effect of sales charges.

     Our investment strategy is to emphasize market sectors with strong underlying fundamentals and prospects for growth in excess of market averages as well as sectors that are significantly undervalued on a risk-adjusted basis. Over the past six months, the Portfolio benefited from its significant overweighting in hotels and apartments. While performance was somewhat tempered by our low allocation to mall REITs, which generated very strong results, the Portfolio's return benefited from our specific investments in the strip-retail REIT sector.

     Real estate securities significantly outperformed the broader public equity markets during 1996, and then experienced a minor correction during the first four months of 1997. REIT performance was impacted by several factors. First, there was a tremendous volume of capital-raising activity, which put downward pressure on prices. In addition, a significant rise in interest rates resulted in dividend yields that, other than for two brief periods in 1991 and 1994, were below 10-year Treasury yields for the first time since 1989. On a weighted average basis, REIT total return dropped 2.06% through April, and then experienced a modest recovery in May. The recovery was, in part, supported by very strong first-quarter operational performance. First-quarter growth in funds from operation (FFO) was 11%, well above industry analyst expectations of 9.9%.


OUTLOOK

     The outlook for REITs for the remainder of 1997 remains very strong for a number of reasons. First, the underlying real estate market continues to evidence stability, with construction levels in most markets trailing expected demand growth. Second, funds from operations multiples -- comparable to a P/E ratio for non-REITs -- are in line with historic levels and well below the broader market P/E ratios. Third, dividend yields, albeit below pre-1996 levels, are higher than at year-end 1996 and provide a very attractive benefit relative to the broader market. As of May 31, 1997, the average dividend yield for REITs was 6.28% -- more than three times the yield provided by the S&P 500 and well above the S&P Utility Index average of 4.7%. Finally, both individual and institutional investor demand is expected to continue to expand. We intend to maintain the Portfolio's emphasis on mixed office/industrial and hotel REITs, which we believe have good upside potential, and remain underweighted in the retail sector.

* The NAREIT Equity Total Return Index is a market-weighted total return of all tax-qualified REITs listed on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System.

Phoenix Real Estate Securities Portfolio
--------------------------------------------------------------------------------

                          INVESTMENTS AT MAY 31, 1997
                                  (Unaudited)

                                              SHARES       VALUE
                                              --------  ------------
COMMON STOCKS--98.8%
REAL ESTATE INVESTMENT TRUSTS--90.5%
COMMERCIAL--29.2%
Office/Industrial--23.4%
 Beacon Properties Corp.   .................. 28,700      $   889,700
 Cali Realty Corp.   ........................ 17,900          530,288
 CarrAmerica Realty Corp.  .................. 30,500          865,438
 Duke Realty Investments, Inc.   ............ 46,700        1,780,437
 Highwoods Properties, Inc.   ............... 73,000        2,208,250
 Kilroy Realty Corp.    ..................... 18,100          434,400
 Reckson Associates Realty Corp.    ......... 18,700          420,750
 Spieker Properties, Inc.  .................. 60,000        2,212,500
 Weeks Corp.   .............................. 35,400        1,115,100
                                                         ------------
                                                           10,456,863
                                                         ------------
Storage--5.8%
 Public Storage, Inc.   ..................... 36,400          969,150
 Shurgard Storage Centers, Inc. Class A   .   17,200          481,600
 Storage USA, Inc.   ........................ 29,700        1,132,312
                                                         ------------
                                                            2,583,062
                                                         ------------
TOTAL COMMERCIAL  ....................................      13,039,925
                                                          ------------
HEALTH CARE--2.6%
 Nationwide Health Properties, Inc.    ...... 53,400        1,148,100
                                                         ------------
HOTELS--11.6%
 FelCor Suite Hotels, Inc.    ............... 44,300        1,650,175
 Patriot American Hospitality, Inc.    ...... 95,800        2,071,675
 Starwood Lodging Trust    .................. 39,000        1,452,750
                                                         ------------
                                                            5,174,600
                                                         ------------
RESIDENTIAL--30.5%
Apartments--26.4%
 Avalon Properties, Inc.   .................. 31,400          863,500
 Bay Apartment Communities, Inc.    ......... 36,700        1,293,675
 Camden Property Trust  ..................... 31,600          928,250
 Columbus Realty Trust  ..................... 24,700          543,400
 Equity Residential Properties Trust   ...... 29,800        1,408,050
 Evans Withycombe Residential, Inc.    ...... 48,100          986,050
 Irvine Apartment Communities, Inc.    ...... 40,500        1,139,062
 Merry Land & Investment Co.  ............... 50,700        1,064,700
 Oasis Residential, Inc.   .................. 38,800          892,400
 Post Properties, Inc.  ..................... 32,900        1,307,775
 United Dominion Realty Trust    ............ 89,900        1,326,025
                                                         ------------
                                                           11,752,887
                                                         ------------


                                       SHARES        VALUE
                                       ---------  --------------------
Manufactured Homes--4.1%
 Manufactured Home Communities, Inc.      41,500    $  913,000
 Sun Communities, Inc.    ............    28,200       920,025
                                                   ------------
                                                     1,833,025
                                                   ------------
TOTAL RESIDENTIAL    ...........................     13,585,912
                                                    ------------
RETAIL--16.6%
Community/Neighborhood--7.8%
 Developers Diversified Realty Corp.      23,600       879,100
 Federal Realty Investment Trust   ...    29,700       775,912
 Regency Realty Corp.  ...............    16,800       443,100
 Vornado Realty Trust  ...............    20,400     1,397,400
                                                   ------------
                                                     3,495,512
                                                   ------------
Factory Outlet--2.3%
 Chelsea G.C.A. Realty, Inc.    ......    27,600     1,003,950
                                                   ------------
Regional Malls--6.5%
 Simon DeBartolo Group, Inc.    ......    22,208       671,792
 Taubman Centers, Inc.    ............    94,700     1,231,100
 The Macerich Co.   ..................    36,800       993,600
                                                   ------------
                                                     2,896,492
                                                   ------------
TOTAL RETAIL   .................................      7,395,954
                                                    ------------
TOTAL REAL ESTATE INVESTMENT TRUSTS
 (Identified cost $35,076,515)   ...............     40,344,491
                                                    ------------
REAL ESTATE OPERATING COMPANIES--8.3%
Hotels--7.3%
 CapStar Hotel Co. (b)    ............    37,300     1,119,000
 Host Marriott Corp. (b)  ............   120,700     2,127,338
                                                   ------------
                                                     3,246,338
                                                   ------------
Regional Malls--1.0%
 Rouse Co.    ........................    16,500       459,938
                                                   ------------
TOTAL REAL ESTATE OPERATING COMPANIES
 (Identified cost $3,094,469) ..................      3,706,276
                                                    ------------
TOTAL COMMON STOCKS
 (Identified cost $38,170,984)   ...............     44,050,767
                                                    ------------
TOTAL INVESTMENTS--98.8%
 (Identified cost $38,170,984)   ...............     44,050,767(a)
 Cash and receivables, less liabilities--1.2%           520,674
                                                    ------------
NET ASSETS--100.0%   ...........................    $44,571,441
                                                    ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $6,412,539 and gross depreciation of $532,756 for federal income tax purposes. At May 31, 1997, the aggregate cost of securities for federal income tax purposes was $38,170,984.
(b) Non-income producing.

                       See Notes to Financial Statements

Phoenix Real Estate Securities Portfolio

--------------------------------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 1997
                                  (Unaudited)



Assets
Investment securities at value
  (Identified cost $38,170,984)                             $44,050,767
Cash                                                            445,478
Receivables
 Fund shares sold                                               213,445
 Dividends and interest                                          65,064
                                                            ------------
  Total assets                                               44,774,754
                                                            ------------
Liabilities
Payables
 Fund shares repurchased                                        108,912
 Distribution fee                                                19,430
 Investment advisory fee                                         16,548
 Trustees' fee                                                    7,272
 Financial agent fee                                              6,964
 Transfer agent fee                                               4,104
Accrued expenses                                                 40,083
                                                            ------------
  Total liabilities                                             203,313
                                                            ------------
Net Assets                                                  $44,571,441
                                                            ============
Net Assets Consist of:
Capital paid in on shares of beneficial interest            $36,654,465
Undistributed net investment loss                               (49,061)
Accumulated net realized gain                                 2,086,254
Net unrealized appreciation                                   5,879,783
                                                            ------------
Net Assets                                                  $44,571,441
                                                            ============
Class A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $28,368,433)            1,993,278
Net asset value per share                                        $14.23
Offering price per share
  $14.23/(1-4.75%)                                               $14.94
Class B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $16,203,008)            1,142,251
Net asset value and offering price per share                     $14.19


                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED MAY 31, 1997
                                  (Unaudited)



Investment Income
Dividends                                                    $  792,835
Interest                                                         13,279
                                                             ----------
   Total investment income                                      806,114
                                                             ----------
Expenses
Investment advisory fee                                         157,504
Distribution fee--Class A                                        36,403
Distribution fee--Class B                                        64,393
Financial agent fee                                              34,769
Transfer agent                                                   26,204
Professional                                                     17,694
Registration                                                     11,460
Trustees                                                         10,908
Printing                                                          9,531
Custodian                                                         5,934
Miscellaneous                                                       371
                                                             ----------
   Total expenses                                               375,171
   Less expenses borne by investment adviser                    (53,869)
                                                             ----------
   Net expenses                                                 321,302
                                                             ----------
Net investment income                                           484,812
                                                             ----------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                               2,088,684
Net change in unrealized appreciation (depreciation) on
  investments                                                 1,351,077
                                                             ----------
Net gain on investments                                       3,439,761
                                                             ----------
Net increase in net assets resulting from
  operations                                                 $3,924,573
                                                             ==========


                       See Notes to Financial Statements
24

Phoenix Real Estate Securities Portfolio
--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS



                                                                                     Six Months
                                                                                        Ended
                                                                                     May 31, 1997       Year Ended
                                                                                     (Unaudited)      November 30, 1996
                                                                                     --------------   ------------------
From Operations
 Net investment income                                                               $   484,812        $    993,652
 Net realized gain                                                                     2,088,684             605,112
 Net change in unrealized appreciation (depreciation)                                  1,351,077           4,233,859
                                                                                     ------------       ------------
 Increase in net assets resulting from operations                                      3,924,573           5,832,623
                                                                                     ------------       ------------
From Distributions to Shareholders
 Net investment income--Class A                                                         (542,292)           (861,331)
 Net investment income--Class B                                                         (184,180)           (163,427)
 Net realized gains--Class A                                                            (436,592)            (22,396)
 Net realized gains--Class B                                                            (164,397)             (3,977)
                                                                                     ------------       ------------
 Decrease in net assets from distributions to shareholders                            (1,327,461)         (1,051,131)
                                                                                     ------------       ------------
From Share Transactions
Class A
 Proceeds from sales of shares (704,379 and 603,974 shares, respectively)              9,994,293           7,207,751
 Net asset value of shares issued from reinvestment of distributions (67,199 and
  73,246 shares, respectively)                                                           928,581             838,272
 Cost of shares repurchased (519,470 and 227,727 shares, respectively)                (7,309,231)         (2,803,944)
                                                                                     ------------       ------------
Total                                                                                  3,613,643           5,242,079
                                                                                     ------------       ------------
Class B
 Proceeds from sales of shares (548,668 and 436,484 shares, respectively)              7,761,110           5,218,052
 Net asset value of shares issued from reinvestment of distributions (20,855 and
  12,304 shares, respectively)                                                           287,719             141,327
 Cost of shares repurchased (57,646 and 28,003 shares, respectively)                    (818,392)           (333,067)
                                                                                     ------------       ------------
Total                                                                                  7,230,437           5,026,312
                                                                                     ------------       ------------
 Increase in net assets from share transactions                                       10,844,080          10,268,391
                                                                                     ------------       ------------
 Net increase in net assets                                                           13,441,192          15,049,883
Net Assets
 Beginning of period                                                                  31,130,249          16,080,366
                                                                                     ------------       ------------
 End of period (including undistributed net investment income (loss) of
  ($49,061) and $192,599, respectively)                                              $44,571,441        $ 31,130,249
                                                                                     ============       ============


                       See Notes to Financial Statements

Phoenix Real Estate Securities Portfolio

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
    (Selected data for a share outstanding throughout the indicated period)



                                                                     Class A
                                         ----------------------------------------------------
                                         Six Months
                                            Ended             Year Ended        From Inception
                                           5/31/97            November 30,          3/1/95
                                         (Unaudited)             1996             to 11/30/95
                                         ------------         -----------      ----------------
Net asset value, beginning of period       $ 13.14            $  10.72             $ 10.00
Income from investment operations
 Net investment income                        0.18(4)(5)          0.53(5)             0.43(4)(5)
 Net realized and unrealized gain             1.44                2.50                0.55
                                             -----               -----               ------
  Total from investment operations            1.62                3.03                0.98
                                             -----               -----               ------
Less distributions
 Dividends from net investment income        (0.28)              (0.59)              (0.26)
 Dividends from net realized gains           (0.25)              (0.02)                 --
                                             -----               -----               ------
  Total distributions                        (0.53)              (0.61)              (0.26)
                                             -----               -----               ------
Change in net asset value                     1.09                2.42                0.72
                                             -----               -----               ------
Net asset value, end of period             $ 14.23            $  13.14             $ 10.72
                                             =====               =====               ======
Total return(1)                              12.41%(3)           29.20%               9.87%(3)
Ratios/supplemental data:
Net assets, end of period (thousands)      $28,368             $22,872             $13,842
Ratio to average net assets of:
 Operating expenses                           1.30%(2)            1.30%               1.30%(2)
 Net investment income                        2.55%(2)            4.55%               5.79%(2)
Portfolio turnover                              21%(3)              24%                  9%(3)
Average commission rate paid(7)            $0.0490            $ 0.0478                N/A

                                                                    Class B
                                         -------------------------------------------------------
                                         Six Months
                                            Ended               Year Ended        From Inception
                                           5/31/97              November 30,          3/1/95
                                         (Unaudited)               1996             to 11/30/95
                                         -------------         --------------     --------------
Net asset value, beginning of period       $ 13.10                 $ 10.68              $10.00
Income from investment operations
 Net investment income                        0.12(4)(6)              0.46(6)             0.36(4)(6)
 Net realized and unrealized gain             1.45                    2.47                0.56
                                           -------                  ------               -----
  Total from investment operations            1.57                    2.93                0.92
                                           -------                  ------               -----
Less distributions
 Dividends from net investment income        (0.23)                  (0.49)              (0.24)
 Dividends from net realized gains           (0.25)                  (0.02)                 --
                                           -------                  ------               -----
  Total distributions                        (0.48)                  (0.51)              (0.24)
                                           -------                  ------               -----
Change in net asset value                     1.09                    2.42                0.68
                                           -------                  ------               -----
Net asset value, end of period             $ 14.19                 $ 13.10              $10.68
                                           =======                  ======               =====
Total return(1)                              12.09%(3)               28.25%               9.21%(3)
Ratios/supplemental data:
Net assets, end of period (thousands)      $16,203                 $ 8,259              $2,239
Ratio to average net assets of:
 Operating expenses                           2.05%(2)                2.05%               2.05%(2)
 Net investment income                        1.77%(2)                3.95%               5.03%(2)
Portfolio turnover                              21%(3)                  24%                  9%(3)
Average commission rate paid(7)            $0.0490                 $0.0478                 N/A

(1) Maximum sales charges are not reflected in the total return calculation.
(2) Annualized
(3) Not annualized
(4) Computed using average shares outstanding.
(5) Includes reimbursement of operating expenses by investment adviser of $0.02, $0.07 and $0.12, respectively.
(6) Includes reimbursement of operating expenses by investment adviser of $0.02, $0.07 and $0.12, respectively.
(7) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.


                       See Notes to Financial Statements
26

--------------------------------------------------------------------------------
PHOENIX EMERGING MARKETS BOND PORTFOLIO
--------------------------------------------------------------------------------

INVESTOR PROFILE

     Phoenix Emerging Markets Portfolio is designed for long-term investors seeking high current income and long-term capital appreciation by investing in emerging-markets debt. The Portfolio currently concentrates its investments in Latin America, Central and Eastern Europe and developing Asian countries. Investors should note that foreign investments pose additional risks, such as currency fluctuations, less public information and political and economic uncertainty.


INVESTMENT ADVISER'S REPORT

     For the six months ended May 31, 1997, the Portfolio consistently outperformed the broad fixed-income market as measured by the Lehman Brothers Aggregate Bond Index* as well as its benchmark, the J.P. Morgan Emerging Markets Bond Index Plus.** Class A shares returned 14.70% and Class B shares 14.21% compared with 0.93% for the Lehman Aggregate and 9.08% for the J.P. Morgan Emerging Markets Index. All performance figures assume reinvestment of dividends and exclude the effect of sales charges.

     The emerging-markets sector of the bond market continues to outperform all other fixed-income categories as a result of improving country fundamentals and strong investor demand. Overweighted positions in Bulgaria and Argentina were the primary contributors to the outstanding performance over the reporting period. An underweighting in Eurobonds, which generally underperformed Brady bonds, also helped performance.

     The current focus is on Eastern and Central Europe, including the larger former Soviet Union countries. Additionally, selected opportunities in South Africa and Morocco should contribute to geographical diversification. Our emphasis is on transition economies -- those that are already developed and are constructing market-oriented management systems.


OUTLOOK

     Despite its extended rally, we continue to believe the outlook for the emerging-markets sector is very favorable. Overall, valuations remain attractive by historical standards, and investor demand for these types of fixed-income securities remains high. As anticipated, volatility has declined as more long-term institutional investors enter the market, and we expect this trend to continue.

     In terms of country selection, we see a great deal of potential in Russia, Bulgaria and Brazil because of their more advanced transition economies. The largest country allocations as of May 31 were Russia, Brazil and Argentina.


 * The Lehman Brothers Aggregate Bond Index is an unmanaged, commonly used measure of bond market total return performance.
** The J.P. Morgan Emerging Markets Bond Index Plus tracks total returns for traded, external debt in emerging markets. Included in the index are U.S. dollar- and other external-denominated Brady bonds, loans, Eurobonds, and local markets instruments.



                                                                             27

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Phoenix Emerging Markets Bond Portfolio
--------------------------------------------------------------------------------

                          INVESTMENTS AT MAY 31, 1997
                                  (Unaudited)



                                        MOODY'S         PAR
                                          BOND         VALUE
                                         RATING        (000)              VALUE
                                        --------- -------------------   -------------
FOREIGN GOVERNMENT SECURITIES--87.1%
Algeria--5.8%
 Algeria Tranche 1 Unaffected Loans
    6.563%, '06 (c)  ..................  NR        $          791       $   680,181
 Algeria Tranche 3 5.696%, '10 (c)   .   NR                 4,275         3,120,750
 Algeria Tranche A Loans 7.25%, '00 (c)  NR                   659           566,819
                                                                        ------------
                                                                          4,367,750
                                                                        ------------
Argentina--13.8%
 Republic of Argentina
    Registered 11.75%, '07 (e)   ......  BBB(i)             9,525        10,406,062
                                                                        ------------
Brazil--13.8%
 Republic of Brazil C Bond,
    PIK interest capitalization,
    8%, '14 (c)   .....................  B                  4,483         3,573,631
 Republic of Brazil DCB
    Registered 6.938%, '12 (c)   ......  B                  3,000         2,475,000
 Republic of Brazil DCB-L Euro
    6.938%, '12 (c) (e)    ............  B                  4,300         3,547,500
 Republic of Brazil Exit Bond
    Euro 6%, '13  .....................  B                  1,000           756,875
                                                                        ------------
                                                                         10,353,006
                                                                        ------------
Bulgaria--8.2%
 Republic of Bulgaria FLIRB-A
    Bearer Euro 2.25%, '12 (c)   ......  B                    750           394,688
 Republic of Bulgaria FLIRB
    Registered A 2.25%, '12 (c)   .      NR                 1,250           657,813
 Republic of Bulgaria IAB PDI
    Euro 6.563%, '11 (c) (e)  .........  B                  7,500         5,123,437
                                                                        ------------
                                                                          6,175,938
                                                                        ------------
Dominican Republic--0.7%
 Dominican Republic Stripped
    6.375%, '98 (c)  ..................  NR                   750           487,350
                                                                        ------------
Ecuador--2.4%
 Ecuador Bearer PDI Euro, PIK interest
    capitalization, 6.438%, '15 (c)   .  NR                 1,141           741,201
 Ecuador Registered PDI, PIK
    interest capitalization,
    6.438%, '15 (c)  ..................  NR                 1,668         1,083,830
                                                                        ------------
                                                                          1,825,031
                                                                        ------------
Ivory Coast--2.6%
 Ivory Coast FLIRB WI 2% (c) (f)         NR                 1,000           308,750
 Ivory Coast Non-performing
    Loans (b)  ........................  NR                 1,356(k)        102,966
 Ivory Coast Non-Performing
    Loans (b)  ........................  NR                 3,000         1,192,500
 Ivory Coast PDI WI 2% (c) (f)   ......  NR                 1,000           366,250
                                                                        ------------
                                                                          1,970,466
                                                                        ------------


                                        MOODY'S         PAR
                                          BOND         VALUE
                                         RATING        (000)              VALUE
                                        --------- -------------------   -------------
Mexico--8.6%
 Mexican Cetes 0%, '97  ...............  A         $       32,789(g)    $ 3,725,737
 Mexican Cetes 0%, '97  ...............  A                 10,493(g)      1,173,544
 Mexican Cetes 0%, '98  ...............  A                  9,682(g)      1,006,469
 United Mexican States Global
    Bond 11.50%, '26    ...............  Ba                   500           555,625
                                                                        ------------
                                                                          6,461,375
                                                                        ------------
Morocco--1.1%
 Morocco R&C Agreement Series
    A 6.375%, '09 (c)   ...............  NR                   900           808,313
                                                                        ------------
Nigeria--1.3%
 Nigeria Promissory Notes
    5.092%, '10 (c) (j)    ............  NR                 1,382           970,690
                                                                        ------------
Peru--1.2%
 Peru FLIRB 3.25%, '17 (c)    .........  NR                 1,000           580,000
 Peru PDI 144A 4%, '17 (c) (d)   .       NR                   525           334,688
                                                                        ------------
                                                                            914,688
                                                                        ------------
Russia--16.5%
 CS First Boston GKO Russian
    Linked Notes 144A '98 (b) (d)        NR            15,004,000(h)      2,120,065
 Chase Manhattan Securities
    GKO Russian Linked Notes
    144A '98 (b) (d)    ...............  NR             7,370,000(h)      1,091,718
 Russia Principal Loans WI (c) (f)       NR                 6,750         4,222,969
 Vnesheconombak Loans Yankee
    (b)  ..............................  NR                 5,775         4,995,375
                                                                        ------------
                                                                         12,430,127
                                                                        ------------
South Africa--0.7%
 Republic of South Africa 13%,
    '10  ..............................  Baa                2,600(l)        509,644
                                                                        ------------
Ukraine--4.1%
 BT Trust Ukrainian Notes 0%,
    '97  ..............................  NR                 1,000           986,487
 BT Trust Ukrainian Notes 0%,
    '98  ..............................  NR                 1,000           855,075
 ING Ukrainian Notes 0%, '98  .........  NR                 3,061(m)      1,251,961
                                                                        ------------
                                                                          3,093,523
                                                                        ------------
Venezuela--6.3%
 Banco Central Venezuela NMB
    B-P 3 6.50%, '05 (c) (e)  .........  Ba                   500           460,000
 Republic of Venezuela DCB
    Euro 6.50%, '07 (c) (e)   .........  Ba                 3,500         3,198,125
 Republic of Venezuela FLIRB-A
    6.75%, '07 (c) (e)  ...............  Ba                 1,190         1,090,029
                                                                        ------------
                                                                          4,748,154
                                                                        ------------

                       See Notes to Financial Statements
28

Phoenix Emerging Markets Bond Portfolio
--------------------------------------------------------------------------------




                                             MOODY'S      PAR
                                            BOND         VALUE
                                             RATING      (000)               VALUE
                                            ---------- -------------   --------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
 (Identified cost $63,073,046)   ....................................    $    65,522,117
                                                                         ----------------
FOREIGN NON-CONVERTIBLE BONDS--7.4%
Argentina--1.4%
 Impsat Corp. 12.125%, '03
    (Utilities-Telephone)   ...............  B           $    1,000           1,060,000
                                                                        ----------------
Brazil--2.6%
 Paging Network Do Brasil Units
    144A 13.50%, '05
    (Telecommunications
    Equipment) (d)    .....................  NR                 900             900,000
 Tevecap SA 12.625%, '04
    (Industrial)   ........................  B                1,000           1,070,000
                                                                        ----------------
                                                                              1,970,000
                                                                        ----------------
Ecuador--0.4%
 Consorcio Ecuatoriano TE 144A
    14%, '02 (Industrial) (d)  ............  NR                 300             313,500
                                                                        ----------------
Mexico--3.0%
 Grupo Mex De Desarrollo
    8.25%, '01 (Engineering &
    Construction)  ........................  Caa                700             497,875
 Grupo Televisa SA 144A 0%,
    '08 (Industrial) (c) (d)   ............  NR               1,000             686,250
 Innova S De R.L. 144A
    12.875%, '07 (Industrial) (d) .........  B                1,000           1,040,000
                                                                        ----------------
                                                                              2,224,125
                                                                        ----------------
TOTAL FOREIGN NON-CONVERTIBLE BONDS
 (Identified cost $5,406,663) .......................................          5,567,625
                                                                         ----------------


                                             MOODY'S      PAR
                                              BOND       VALUE
                                             RATING      (000)               VALUE
                                            ---------- -------------   --------------------
FOREIGN CONVERTIBLE BONDS--1.8%
Mexico--1.8%
 Consorcio Grupo Dina Cv. 8%,
    '04 (Industrial)  .....................  CCC(i)      $    1,700     $     1,360,000
                                                                        ----------------
TOTAL FOREIGN CONVERTIBLE BONDS
 (Identified cost $1,313,495)  ............                                   1,360,000
                                                                        ----------------
TOTAL LONG-TERM INVESTMENTS--96.3%
 (Identified cost $69,793,204)                                               72,449,742
                                                                        ----------------
                                                         NUMBER
                                                         OF
                                                        CONTRACTS
                                                       -----------
OPTIONS--0.2%
 Peru FLIRB Call Option July '97 $52.875
    (Par subject to call $3,000,000) ......              3                      157,500
                                                                        ----------------
TOTAL OPTIONS
 (Identified cost $135,000)                                                     157,500
                                                                        ----------------
                                            STANDARD      PAR
                                            & POOR'S     VALUE
                                             RATING     (000)
                                             --------    ----------
SHORT-TERM OBLIGATIONS--2.6%
Commercial Paper--2.6%
 Ciesco L.P. 5.60%, 6-16-97    ............  A-1+        $    1,940           1,935,473
                                                                        ----------------
TOTAL SHORT-TERM OBLIGATIONS
 (Identified cost $1,935,473)                                                 1,935,473
                                                                        ----------------
TOTAL INVESTMENTS--99.1%
 (Identified cost $71,863,677)                                               74,542,715(a)
 Cash and receivables, less liabilities--0.9%   .....................            709,121
                                                                         ----------------
NET ASSETS--100.0%   ................................................    $    75,251,836
                                                                         ================

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,802,377 and gross depreciation of $123,339 for income tax purposes. At May 31, 1997, the aggregate cost of securities for federal income tax purposes was $71,863,677.
(b)  Non-income producing.
(c) Variable or step coupon bond; interest rate reflects the rate currently in effect.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 1997, these securities amount to a value of $6,486,221 or 8.6% of net assets.
(e)  Segregated as collateral.
(f)  When issued.
(g)  Par value represents Mexican Pesos.
(h)  Par value represents Russian Rubles.
(i)  As rated by Standard & Poor's, Fitch or Duff & Phelps.
(j)  Warrants incorporated as a unit.
(k)  Par value represents French Francs.
(l)  Par value represents South African Rands.
(m)  Par value represents Ukraine Hryvnas.

                       See Notes to Financial Statements
                                                                             29

Phoenix Emerging Markets Bond Portfolio
--------------------------------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 1997
                                  (Unaudited)

Assets
Investment securities at value
  (Identified cost $71,863,677)                             $74,542,715
Cash                                                            678,468
Receivables
 Investment securities sold                                  26,981,793
 Fund shares sold                                             1,335,451
 Interest                                                       927,655
                                                            -----------
  Total assets                                              104,466,082
                                                            -----------
Liabilities
Payables
 Investment securities purchased                             28,954,219
 Fund shares repurchased                                         75,425
 Options written, at value
   (Premiums received $33,750)                                   49,155
 Investment advisory fee                                         45,106
 Distribution fee                                                29,184
 Trustees' fee                                                    7,272
 Financial agent fee                                              6,964
 Transfer agent fee                                               5,057
Accrued expenses                                                 41,864
                                                            -----------
  Total liabilities                                          29,214,246
                                                            -----------
Net Assets                                                  $75,251,836
                                                            ===========
Net Assets Consist of:
Capital paid in on shares of beneficial interest            $67,412,512
Undistributed net investment income                             691,915
Accumulated net realized gain                                 4,483,776
Net unrealized appreciation                                   2,663,633
                                                            -----------
Net Assets                                                  $75,251,836
                                                            ===========
Class A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $51,390,826)            3,726,229
Net asset value per share                                        $13.79
Offering price per share
  $13.79/(1-4.75%)                                               $14.48
Class B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $23,861,010)            1,736,266
Net asset value and offering price per share                     $13.74

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED MAY 31, 1997
                                  (Unaudited)

Investment Income
Interest                                                     $ 3,388,517
                                                             -----------
   Total investment income                                     3,388,517
                                                             -----------
Expenses
Investment advisory fee                                          201,078
Distribution fee--Class A                                         48,333
Distribution fee--Class B                                         74,770
Financial agent fee                                               34,917
Transfer agent                                                    26,035
Professional                                                      20,378
Custodian                                                         14,867
Trustees                                                          10,908
Registration                                                       6,364
Printing                                                           5,766
Miscellaneous                                                      2,824
                                                             -----------
   Total expenses                                                446,240
                                                             -----------
Net investment income                                          2,942,277
                                                             -----------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                                4,005,165
Net realized gain on written options                              27,046
Net realized gain on foreign currency transactions                57,841
Net change in unrealized appreciation (depreciation) on
  investments                                                    160,718
Net change in unrealized appreciation (depreciation) on
  written options                                                (15,405)
                                                             -----------
Net gain on investments                                        4,235,365
                                                             -----------
Net increase in net assets resulting from
  operations                                                 $ 7,177,642
                                                             ===========


30                             See Notes to Financial Statements

Phoenix Emerging Markets Bond Portfolio
--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                       Six Months
                                                                                         Ended
                                                                                      May 31, 1997        Year Ended
                                                                                      (Unaudited)       November 30, 1996
                                                                                      ---------------   ------------------
From Operations
 Net investment income                                                                $  2,942,277        $   2,436,105
 Net realized gain                                                                       4,090,052            6,344,543
 Net change in unrealized appreciation (depreciation)                                      145,313            2,233,148
                                                                                      -------------       -------------
 Increase in net assets resulting from operations                                        7,177,642           11,013,796
                                                                                      -------------       -------------
From Distributions to Shareholders
 Net investment income--Class A                                                         (1,753,239)          (1,792,007)
 Net investment income--Class B                                                           (658,500)            (458,779)
 Net realized gains--Class A                                                            (4,477,701)                  --
 Net realized gains--Class B                                                            (1,490,259)                  --
                                                                                      -------------       -------------
 Decrease in net assets from distributions to shareholders                              (8,379,699)          (2,250,786)
                                                                                      -------------       -------------
From Share Transactions
Class A
 Proceeds from sales of shares (1,614,607 and 923,074 shares, respectively)             21,665,159           12,175,504
 Net asset value of shares issued from reinvestment of distributions (450,412 and
  131,956 shares, respectively)                                                          5,742,130            1,635,413
 Cost of shares repurchased (343,301 and 243,677 shares, respectively)                  (4,622,408)          (3,184,227)
                                                                                      -------------       -------------
Total                                                                                   22,784,881           10,626,690
                                                                                      -------------       -------------
Class B
 Proceeds from sales of shares (1,270,552 and 700,581 shares, respectively)             16,920,292            8,585,460
 Net asset value of shares issued from reinvestment of distributions (103,058 and
  17,331 shares, respectively)                                                           1,313,697              219,353
 Cost of shares repurchased (294,644 and 119,165 shares, respectively)                  (3,938,983)          (1,565,347)
                                                                                      -------------       -------------
Total                                                                                   14,295,006            7,239,466
                                                                                      -------------       -------------
 Increase in net assets from share transactions                                         37,079,887           17,866,156
                                                                                      -------------       -------------
 Net increase in net assets                                                             35,877,830           26,629,166
Net Assets
 Beginning of period                                                                    39,374,006           12,744,840
                                                                                      -------------       -------------
 End of period (including undistributed net investment income of
  $691,915 and $161,377, respectively)                                                $ 75,251,836        $  39,374,006
                                                                                      =============       =============


                       See Notes to Financial Statements
                                                                             31

Phoenix Emerging Markets Bond Portfolio
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
    (Selected data for a share outstanding throughout the indicated period)

                                                           Class A
                                          -------------------------------------------
                                           Six Months                          From
                                              Ended          Year Ended      Inception
                                             5/31/97         November 30,    9/5/95 to
                                           (Unaudited)          1996         11/30/95
                                          ------------       ------------    ---------
Net asset value, beginning of period       $ 14.80         $ 10.18           $ 10.00
Income from investment operations
 Net investment income                        0.74(4)         1.26(5)           0.25(4)(5)
 Net realized and unrealized gain             1.08            4.56              0.18
                                           -------         --------            -----
  Total from investment operations            1.82            5.82              0.43
                                           -------         --------            -----
Less distributions
 Dividends from net investment income        (0.60)          (1.20)            (0.25)
 Dividends from net realized gains           (2.23)             --                --
                                           -------         --------            -----
  Total distributions                        (2.83)          (1.20)            (0.25)
                                           -------         --------            -----
Change in net asset value                    (1.01)           4.62              0.18
                                           -------         --------            -----
Net asset value, end of period             $ 13.79         $ 14.80           $ 10.18
                                           =======         ========            =====
Total return(1)                              14.70%(3)       60.18%             4.40%(3)
Ratios/supplemental data:
Net assets, end of period (thousands)      $51,391         $29,661           $12,149
Ratio to average net assets of:
 Operating expenses                           1.45%(2)        1.50%             1.50%(2)
 Net investment income                       11.16%(2)       10.41%            10.48%(2)
Portfolio turnover                             363%(3)         378%               38%(3)


                                                              Class B
                                          -----------------------------------------
                                           Six Months                     From
                                              Ended      Year Ended     Inception
                                             5/31/97     November 30,   9/5/95 to
                                           (Unaudited)      1996        11/30/95
                                          ------------   ------------  ------------
Net asset value, beginning of period       $ 14.78         $10.18        $10.00
Income from investment operations
 Net investment income                        0.68(4)        1.19(6)       0.22(4)(6)
 Net realized and unrealized gain             1.08           4.53          0.20
                                           -------         -------        -----
  Total from investment operations            1.76           5.72          0.42
                                           -------         -------        -----
Less distributions
 Dividends from net investment income        (0.57)         (1.12)        (0.24)
 Dividends from net realized gains           (2.23)            --           --
                                           -------         -------        -----
  Total distributions                        (2.80)         (1.12)        (0.24)
                                           -------         -------        -----
Change in net asset value                    (1.04)          4.60          0.18
                                           -------         -------        -----
Net asset value, end of period             $ 13.74         $14.78        $10.18
                                           =======         =======        =====
Total return(1)                              14.21%(3)      58.94%         4.22%(3)
Ratios/supplemental data:
Net assets, end of period (thousands)      $23,861         $9,713        $  596
Ratio to average net assets of:
 Operating expenses                           2.20%(2)       2.25%         2.25%(2)
 Net investment income                       10.48%(2)      9.79%         10.29%(2)
Portfolio turnover                             363%(3)        378%           38%(3)

(1) Maximum sales charges are not reflected in the total return calculation.
(2) Annualized
(3) Not annualized
(4) Computed using average shares outstanding.
(5) Includes reimbursement of operating expenses by investment adviser of $0.07 and $0.03, respectively.
(6) Includes reimbursement of operating expenses by investment adviser of $0.07 and $0.03, respectively.

32                             See Notes to Financial Statements

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 1997 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

     The Phoenix Multi-Portfolio Fund ("the Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. To date, six Portfolios are offered for sale: Tax-Exempt Bond Portfolio, Mid Cap Portfolio, International Portfolio, Real Estate Securities Portfolio, Emerging Markets Bond Portfolio, and Diversified Income Portfolio. The Diversified Income Portfolio is reported separately from these financial statements. Effective April 4, 1997, and until otherwise determined, the Endowment Equity Portfolio, a seventh Portfolio, was liquidated and is not available for sale. Each Portfolio has distinct investment objectives. The Tax-Exempt Bond Portfolio seeks as high a level of current income exempt from federal income taxation as is consistent with preservation of capital. The Mid Cap Portfolio seeks as its investment objective long-term appreciation of capital. The International Portfolio seeks a high total return consistent with reasonable risk through investment in an internationally diversified portfolio of equity securities. The Real Estate Securities Portfolio seeks capital appreciation and income with approximately equal emphasis. The Emerging Markets Bond Portfolio seeks to achieve high current income with a secondary objective of long-term capital appreciation.

     The Trust offers both Class A and Class B shares. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Portfolio are borne pro rata by the holders of both classes of shares, except that each class bears distribution expenses unique to that class.

     The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. Security valuation:

     Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.

B. Security transactions and related income:

     Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Portfolio is notified. Realized gains and losses are determined on the identified cost basis. The Trust does not amortize premiums but does amortize discounts except for the Tax-Exempt Bond Portfolio which amortizes both premiums and discounts over the life of the respective securities using the effective interest method.

C. Income taxes:

     Each of the Portfolios is treated as a separate taxable entity. It is the policy of each Portfolio in the Trust to comply with the requirements of the Internal Revenue Code (the Code), applicable to regulated investment companies, and to distribute substantially all of its taxable and tax-exempt income to its shareholders. In addition, each Portfolio intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. Distributions to shareholders:

     Distributions are recorded by each Portfolio on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, operating losses and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. Foreign currency translation:

     Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 1997 (Unaudited) (Continued)

income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. Forward currency contracts:

     The Mid Cap Portfolio, the Emerging Markets Bond Portfolio and the International Portfolio may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

     A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Portfolio as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

G. Futures contracts:

     A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. A Portfolio may enter into financial futures contracts as a hedge against anticipated changes in the market value of their portfolio securities. Upon entering into a futures contract the Portfolio is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Portfolio is that the change in value of the futures contract may not correspond to the change in value of the hedged instruments.

H. Options:

     Each Portfolio may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

     Each Portfolio will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

     Each Portfolio may purchase options which are included in the Portfolio's Schedule of Investments and subsequently marked to market to reflect the current value of the option. When a purchase option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.

I. Loan agreements:

     The Trust may invest in direct debt instruments which are interests in amounts owned by a corporate, governmental, or other borrower to lenders or lending syndicates. The Trust's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Trust has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Trust generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Trust may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Trust purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due.

J. Security lending:

     The Trust (with the exception of the Real Estate Securities Portfolio) loans securities to qualified brokers through an agree-

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 1997 (Unaudited) (Continued)

ment with State Street Bank & Trust (the Custodian) and Brown Brothers, Harriman, custodian for the International Portfolio. Under the terms of the agreement, the Trust receives collateral with a market value not less than 100% of the market value of loaned securities. Collateral consists of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Interest earned on the collateral and premiums paid by the borrower are recorded as income by the Trust net of fees charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral. At May 31, 1997, the Trust had the following market value of security loans and collateral:

                                Value of
                               Securities             Value of
                                 on Loan             Collateral
                               ------------          -----------
Mid Cap Portfolio              $8,482,319            $8,503,800

K. Expenses:

     Expenses incurred by the Trust with respect to any two or more Portfolios are allocated in proportion to the net assets of each Portfolio, except where allocation of direct expense to each Portfolio or an alternative allocation method can be more fairly made.

L. When-Issued and delayed delivery transactions:

     The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

     As compensation for its services to the Trust, the Advisers, Phoenix Investment Counsel, Inc., an indirect majority-owned subsidiary of Phoenix Home Life Insurance Company ("PHL"), and Phoenix Realty Securities, Inc. ("PRS"), an indirect wholly-owned subsidiary of PHL, the Adviser for the Real Estate Portfolio, are entitled to a fee, based upon the following annual rates as a percentage of the average daily net assets of each Portfolio:


                                             1st        $1-2      $2+
                                         $1 Billion   Billion   Billion
                                         ------------ --------- --------
Tax-Exempt Bond Portfolio   ............    0.45%      0.40%     0.35%
Mid Cap Portfolio  .....................    0.75%      0.70%     0.65%
International Portfolio  ...............    0.75%      0.70%     0.65%
Real Estate Securities Portfolio  ......    0.75%      0.70%     0.65%
Emerging Markets Bond Portfolio   ......    0.75%      0.70%     0.65%

     Pursuant to a Sub-Advisory Agreement with the Trust, PRS delegates certain investment decisions and research functions to ABKB/LaSalle Securities Limited Partnership ("ABKB") for which ABKB is paid a fee by PRS equal to 0.45% of the average daily net assets of the Real Estate Securities Portfolio.

     The respective Advisers have agreed to reimburse the Real Estate Securities Portfolio and the Emerging Markets Bond Portfolio to the extent that total expenses (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) exceed 1.30% and 1.50%, respectively, of the average daily net assets for Class A shares and 2.05% and 2.25%, respectively, for Class B shares.

     Phoenix Equity Planning Corporation ("PEPCO") an indirect majority-owned subsidiary of PHL, which serves as the national distributor of the Trust's shares has advised the Trust that it retained net selling commissions of $94,200 for Class A shares and deferred sales charges of $118,221 for Class B shares for the six months ended May 31, 1997. In addition, each Portfolio pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares and 1.00% for Class B shares applied to the average daily net assets of each Portfolio. The distributor has advised the Trust that of the total amount expensed for the six months ended May 31, 1997, $372,143 was retained by the Distributor and $813,129 was paid out to unaffiliated Participants.

     As Financial Agent of the Trust, PEPCO received a fee for bookkeeping, administration, and pricing services at an annual rate of 0.03% of the average daily net assets of each Portfolio through December 31, 1996, and starting on January 1, 1997, at an annual rate of 0.05% of average daily net assets up to $100 million, 0.04% of average daily net assets of $100 million to $300 million, 0.03% of average daily net assets of $300 million through $500 million, 0.015% of average daily net assets greater than $500 million; a minimum fee may apply. PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended May 31, 1997, transfer agent fees were $841,494 of which PEPCO retained $282,082 which is net of fees paid to State Street.

     At May 31, 1997, PHL and its affiliates held Phoenix Multi-Portfolio Fund shares which aggregated the following:

                                              Aggregate
                                 Shares    Net Asset Value
                               ----------- ----------------
Tax-Exempt Bond
   Portfolio--Class A   ......   408,765    $ 4,480,060
Real Estate Securities
   Portfolio--Class A   ......   545,368      7,760,583
 Portfolio--Class B  .........    11,000        156,090
Emerging Markets Bond
   Portfolio--Class A   ...... 1,637,602     22,582,532
 Portfolio--Class B  .........    13,769        189,186

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 1997 (Unaudited) (Continued)

3. PURCHASE AND SALE OF SECURITIES

     Purchases and sales of securities during the six months ended May 31, 1997 (excluding U.S. Government and agency securities, short-term securities, futures contracts and forward currency contracts) aggregated the following:


                                         Purchases       Sales
                                       -------------- -------------
Tax-Exempt Bond Portfolio    .........   $  6,392,270   $ 14,257,685
Mid Cap Portfolio   ..................    342,070,312    380,601,609
International Portfolio   ............     81,056,467     84,297,430
Real Estate Securities Portfolio .....     18,197,852      8,773,617
Emerging Markets Bond
   Portfolio  ........................    218,486,943    194,193,482

     There were no purchases or sales of long-term U.S. Government and agency securities during the six months ended May 31, 1997.

     At May 31, 1997, the Tax-Exempt Bond Portfolio had entered into futures contracts as follows:


                                  Value of
                                  Contracts     Market          Net
                     Number of      when       Value of      Unrealized
  Description        Contracts     Opened     Contracts     Appreciation
----------------     ----------- ------------ ------------  -------------
U.S. Treasury
September, '97
(Long)                   15      $1,627,813   $1,644,375      $16,562

     At May 31, 1997, the Emerging Markets Bond Portfolio had outstanding written options as follows:


                                  Par         Expiration   Exercise    Market
     Call option           Subject to Call      Date       Price       Value
----------------------    ----------------- ------------ ----------  --------
Republic of Bulgaria
IAB PDI Euro 6.563%, '11     $3,000,000        6/97      $67.625     $49,155

     Written option activity for the six months ended May 31, 1997 aggregated the following:


  Emerging Markets Bond Portfolio           Call Options
------------------------------------- ------------------------
                                      Number of     Amount
                                       Options    of Premiums
                                      ----------- ------------
Options outstanding at
 November 30, 1996                        --      $      --
Options written                            9        122,296
Options cancelled in closing
 purchase transactions                    --             --
Options expired                           (3)       (27,046)
Options exercised                         (3)       (61,500)
                                        -----     ----------
Options outstanding at May 31, 1997        3      $  33,750
                                        =====     ==========

4. FORWARD CURRENCY CONTRACTS

     As of May 31, 1997, the International Portfolio had entered into the following forward currency contracts which contractually obligate the Portfolio to deliver currencies at specified dates:

                         In                                      Net
    Contracts         Exchange     Settlement                 Unrealized
   to Deliver           For           Date         Value     Depreciation
----------------- ---------------- ------------ ------------ -------------
UK    4,200,000   US   6,808,200     8/1/97     $6,871,728   $  (63,528)
UK    4,300,000   US   7,030,930     8/1/97      7,035,340       (4,410)
FL   13,060,000   US   6,791,825     8/1/97      6,806,692      (14,867)
                                                             ----------
                                                             $  (82,805)
                                                             ==========


    UK = British Pounds Sterling      US = U.S. Dollar
    FL = Dutch Florin






     This report is not authorized for distribution to prospective investors in the Phoenix Multi-Portfolio Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

PHOENIX MULTI-PORTFOLIO FUND
101 Munson Street
Greenfield, MA 01301

Trustees
C. Duane Blinn
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Everett L. Morris
James M. Oates
Calvin J. Pedersen
Philip R. Reynolds
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

Officers
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
David R. Pepin, Executive Vice President
William J. Newman, Senior Vice President
James D. Wehr, Senior Vice President
David L. Albrycht, Vice President
Mathew Considine, Vice President
Jeanne H. Dorey, Vice President
Timothy M. Heaney, Vice President
William E. Keen, III, Vice President
Peter S. Lannigan, Vice President
David Lui, Vice President
Thomas S. Melvin, Jr., Vice President
William R. Moyer, Vice President
Scott C. Noble, Vice President
Barbara Rubin, Vice President
Leonard J. Saltiel, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary

Investment Advisers
Phoenix Investment Counsel, Inc.
56 Prospect St.
Hartford, CT 06115-0480

Phoenix Realty Securities, Inc.
(Real Estate Securities Portfolio)
38 Prospect St.
Hartford, CT 06115-0479

Principal Underwriter
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, CT 06083-2200

Custodians
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Brown Brothers Harriman & Co.
(International Portfolio)
40 Water Street
Boston, MA 02109

Transfer Agent
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, CT 06083-2200

[BACK COVER]

Phoenix Multi-Portfolio Fund                                --------------
PO Box 2200                                                 BULK RATE MAIL
Enfield CT 06083-2200                                        U.S. POSTAGE
                                                                 PAID
                                                            SPRINGFIELD, MA
                                                            PERMIT NO. 444
                                                            ---------------


[LOGOTYPE] PHOENIX
           DUFF & PHELPS












PDP 490A (7/97)

[Logo] PHOENIX
       DUFF & PHELPS








                          PHOENIX MULTI-PORTFOLIO FUND



                          DIVERSIFIED INCOME PORTFOLIO
                                SEMIANNUAL REPORT


                                  MAY 31, 1997

Diversified Income Portfolio
--------------------------------------------------------------------------------


INVESTOR PROFILE

     Phoenix Diversified Income Portfolio is designed for moderately risk-averse investors seeking current income consistent with preservation of capital.


INVESTMENT ADVISER'S REPORT

     For the six months ended May 31, 1997, the Portfolio earned 3.87%, significantly outperforming its benchmark, the Lehman Brothers Aggregate Bond Index,* which returned 0.93%. All performance figures assume reinvestment of dividends and exclude the effect of sales charges.

     Bond market returns have varied significantly by sector. Currently, traditional bond sectors appear overpriced, while less traditional sectors offer the best value. Performance benefited from our focus on identifying sectors we consider inefficiently priced at recent levels.

     As yield spreads narrowed, we replaced our corporate high-yield holdings with emerging-market debt instruments, focusing on Argentina, Brazil and Russia. Commercial mortgages represent our largest weighting in the Portfolio. Positive real estate market fundamentals and a growing institutional investor base have created good values in this sector relative to other areas of the market.

OUTLOOK

     Looking ahead to the next six months, the wide dispersion among sector returns that was evident over the last six months is likely to continue. Sector selection remains critical. We expect to maintain the Portfolio's overweighted positions in the emerging markets and commercial mortgage sectors because of their above-average return potential.

     Our emphasis in the emerging-markets area is on countries that are reforming their political systems towards democracy from socialism and moving their economies toward capitalism from central planning. Argentina, Brazil and Russia continue to have very attractive valuations.

     High current yields on commercial mortgage-backed securities coupled with limited supply, the prospect for credit upgrades and a growing investor base support their continued attractiveness. We will continue to focus on investment-grade issues with multiple-property collateral to take advantage of near-term opportunities.









* The Lehman Brothers Aggregate Bond Index is an unmanaged, commonly used measure of total return bond performance.

Diversified Income Portfolio
--------------------------------------------------------------------------------


                          INVESTMENTS AT MAY 31, 1997
                                  (Unaudited)


                                                                                    MOODY'S           PAR
                                                                                     BOND            VALUE
                                                                                    RATING           (000)               VALUE
                                                                                    -------          -----               -----
U.S. GOVERNMENT AND AGENCY SECURITIES                             7.7%
U.S. Treasury Bonds                                               6.1%
  U.S. Treasury Bonds 6.50%, '26                                                     Aaa             $  50              $  47,156
  U.S. Treasury Bonds 6.625%, '27                                                    Aaa               360                346,725
                                                                                                                        ---------
                                                                                                                          393,881
                                                                                                                        ---------
U.S. Treasury Notes                                               1.6%
  U.S. Treasury Notes 6.375%, '00                                                    Aaa               100                100,031
                                                                                                                        ---------

TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
  (Identified cost $493,764)                                                                                              493,912
                                                                                                                        ---------

NON-CONVERTIBLE BONDS                                            50.4%
Asset-Backed Securities                                           7.8%
  Airplanes Pass Through Trust 1C 8.15%, '19                                         Baa               100                102,848
  Green Tree Financial Corp. 95-8, A2 6.15%, '26                                     Aaa               198                198,393
  Green Tree Financial Corp. 97-3, A6 7.32%, '28                                     Aaa               200                200,687
                                                                                                                        ---------
                                                                                                                          501,928
                                                                                                                        ---------
Auto & Truck Parts                                                2.0%
  Titan Wheel International, Inc. 8.75%, '07                                         BB-    (b)        125                128,750
                                                                                                                        ---------

Banks                                                             0.8%
  Wachovia Capital Trust II 6.316%, '27 (c)                                          Aa                 50                 48,925
                                                                                                                        ---------

Building & Materials                                              1.3%
  Neenah Corp. 144A 11.125%, '07 (d)                                                 B                  80                 85,000
                                                                                                                        ---------

Industrial                                                        2.0%
  Ryder Trucks, Inc. 10%, '06                                                        NR                125                128,438
                                                                                                                        ---------

Leasing/Rental                                                    2.0%
  Williams Scotsman, Inc. 144A 9.875%, '07 (d)                                       B-     (b)        125                126,250
                                                                                                                        ---------

Non-Agency Mortgage-Backed Securities                            26.8%
  G.E. Capital Mortgage Services, Inc. 96-8, 2A5 7.50%, '26                          AAA    (b)        223                218,543
  Lehman Structured Securities Corp. 96-1, E1 7.995%, '26                            BBB    (b)        242                246,243
  Mortgage Capital Funding, Inc. 96-MC2, D 7.257%, '06                               Baa               100                 97,906
  Norwest Asset Securities Corp. 96-3, B2 7.25%, '26                                 BBB    (b)        149                141,053
  Residential Asset Securitization Trust 96-A8, A1 8%, '26                           AAA    (b)        193                195,306
  Resolution Trust Corp. 92-C3, B 9.05%, '23                                         AA     (b)        173                176,126
  Resolution Trust Corp. 93-C1, B 8.75%, '24                                         Aa                200                199,937
  Resolution Trust Corp. 95-1, B2 7.50%, '28                                         Aa                 98                 98,315
  Resolution Trust Corp. 95-2, C1 7.45%, '29                                         Baa               114                112,995
  Structured Asset Securities Corp. 93-C1, B 6.60%, '24                              A+     (b)        250                237,598
                                                                                                                        ---------
                                                                                                                        1,724,022
                                                                                                                        ---------
Oil                                                               1.1%
  Lomak Petroleum, Inc. 8.75%, '07                                                   B                  75                 74,250
                                                                                                                        ---------




                       See Notes to Financial Statements

                                                                               2


Diversified Income Portfolio
--------------------------------------------------------------------------------
                          INVESTMENTS AT MAY 31, 1997
                                  (Unaudited)

                                                                                    MOODY'S           PAR
                                                                                     BOND            VALUE
                                                                                    RATING           (000)               VALUE
                                                                                    -------          -----               -----
Paper & Forest Products                                           1.9%
  Buckeye Cellulose Corp. 8.50%, '05                                                 Ba               $125               $ 123,125
                                                                                                                         ---------


Publishing, Broadcasting, Printing & Cable                        4.7%
  Comcast Cellular 144A 9.50%, '07 (d)                                               Ba                100                 100,250

  Hollinger International Publishing, Inc. 9.25%, '07                                BB-    (b)        200                 202,500
                                                                                                                         ---------
                                                                                                                           302,750
                                                                                                                         ---------
TOTAL NON-CONVERTIBLE BONDS
  (Identified cost $3,229,028)                                                                                           3,243,438
                                                                                                                         ---------

FOREIGN GOVERNMENT SECURITIES                                    22.4%
Argentina                                                         4.6%
  Republic of Argentina Bearer FRB 6.75%, '05 (c)                                    BB     (b)        315                 294,168
                                                                                                                         ---------

Brazil                                                            3.5%
  Republic of Brazil C Bond, PIK interest capitalization,
    8%, '14 (c)                                                                      BB-    (b)        280                 223,352
                                                                                                                         ---------

Bulgaria                                                          2.6%
  Republic of Bulgaria IAB PDI Euro 6.563%, '11 (c)                                  B                 250                 170,781
                                                                                                                         ---------

Ecuador                                                           2.7%
  Ecuador Bearer PDI Euro, PIK interest capitalization,
    6.438%, '15 (c)                                                                  NR                269                 174,812
                                                                                                                         ---------

Mexico                                                            2.1%
  United Mexican States Global Bond 11.375%, '16                                     Ba                125                 137,266
                                                                                                                         ---------

Russia                                                            3.4%
  Vnesheconombank Loans Yankee (e)                                                   NR                250                 216,250
                                                                                                                         ---------

Venezuela                                                         3.5%
  Republic of Venezuela DCB Euro 6.50%, '07 (c)                                      Ba                250                 228,437
                                                                                                                         ---------

TOTAL FOREIGN GOVERNMENT SECURITIES
  (Identified cost $1,381,611)                                                                                           1,445,066
                                                                                                                         ---------

FOREIGN NON-CONVERTIBLE BONDS                                     2.9%
Indonesia                                                         1.5%
  Asia Pulp & Paper Co. Yankee 144A 12%, '04 (c) (d)                                 B                 100                 100,000
                                                                                                                         ---------

Mexico                                                            1.4%
  Grupo Televisa SA 0%, '08 (c)                                                      Ba                125                  88,438
                                                                                                                         ---------

TOTAL FOREIGN NON-CONVERTIBLE BONDS
  (Identified cost $180,983)                                                                                               188,438
                                                                                                                         ---------

MUNICIPAL BONDS                                                   8.9%
California                                                        4.1%
  Kern County Pension Obligation Taxable 7.26%, '14                                  Aaa               150                 143,918
  Orange County Pension A Taxable 7.67%, '09                                         Aaa               120                 123,134
                                                                                                                         ---------
                                                                                                                           267,052
                                                                                                                         ---------

                      See Notes to Financial Statements                        3



Diversified Income Portfolio
--------------------------------------------------------------------------------

                          INVESTMENTS AT MAY 31, 1997
                                  (Unaudited)

                                                                                    MOODY'S           PAR
                                                                                     BOND            VALUE
                                                                                    RATING           (000)               VALUE
                                                                                    -------          -----               -----

Florida                                                           2.0%
  University of Miami Exchangeable Revenue A Taxable 7.40%, '11                      Aaa              $ 85              $  84,339

  University of Miami Exchangeable Revenue A Taxable 7.65%, '20                      Aaa                45                 43,791
                                                                                                                        ---------
                                                                                                                          128,130
                                                                                                                        ---------
Pennsylvania                                                      2.8%
  Pennsylvania Economic Development Financial Authority
    9.50%, '12                                                                        NR                200               178,582
                                                                                                                        ---------

TOTAL MUNICIPAL BONDS
  (Identified cost $608,768)                                                                                              573,764
                                                                                                                        ---------
                                                                                                    SHARES
PREFERRED STOCKS                                                  5.9%
REITS                                                             5.9%
  Home Ownership Funding 2 Step-down Pfd. 144A 13.338% (d)                                             250                247,400

  Marquette Real Estate Fund Step-down Pfd. 144A 13.701% (d)                                           134                132,645
                                                                                                                        ---------
                                                                                                                          380,045
                                                                                                                        ---------
TOTAL PREFERRED STOCKS
  (Identified cost $382,129)                                                                                              380,045
                                                                                                                        ---------

TOTAL LONG-TERM INVESTMENTS                                      98.2%
  (Identified cost $6,276,283)                                                                                          6,324,663
                                                                                                                        ---------



                                                                                    STANDARD          PAR
                                                                                    & POOR'S         VALUE
                                                                                     RATING          (000)
                                                                                    --------         -----
SHORT-TERM OBLIGATIONS                                            2.9%
Commercial Paper                                                  2.9%
  Goldman Sachs & Co. 5.625%, 6-2-97                                                 A-1+            $ 185               184,971
                                                                                                                      ----------

TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $184,971)                                                                                             184,971
                                                                                                                      ----------

TOTAL INVESTMENTS                                               101.1%
  (Identified cost $6,461,254)                                                                                          6,509,634(a)

  Cash and receivables, less liabilities                        (1.1)%                                                    (67,795)
                                                                                                                      -----------
NET ASSETS                                                      100.0%                                                $ 6,441,839
                                                                                                                      -----------




(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $111,827 and gross depreciation of $65,814. At May 31, 1997, the aggregate cost of securities for federal income tax purposes was $6,463,621.

(b) As rated by Standard & Poor's, Fitch, or Duff & Phelps.

(c) Variable or step coupon bond; the interest rate shown reflects the rate currently in effect.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 1997, these securities amounted to a value of $791,545 or 12.3% of net assets.

(e) Non-income producing.

                       See Notes to Financial Statements                       4

Diversified Income Portfolio
--------------------------------------------------------------------------------

                       STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 1997
                                   (Unaudited)

   Assets
   Investment securities at value
     (Identified cost $6,461,254)                    $6,509,634
   Cash                                                   3,421
   Receivables
     Investment securities sold                         134,896
     Interest and dividends                              76,653
     Receivable from adviser                             33,098
                                                     ----------
      Total assets                                    6,757,702
                                                     ----------

   Liabilities
   Payables
     Investment securities purchased                    276,333
     Trustees' fee                                        7,272
     Financial agent fee                                  5,945
     Transfer agent fee                                   2,898
   Accrued expenses                                      23,415
                                                     ----------
      Total liabilities                                 315,863
                                                     ----------
   Net Assets                                        $6,441,839
                                                     ==========

   Net Assets Consist of:
   Capital paid in on shares of beneficial
     interest                                        $6,265,995
   Undistributed net investment loss                       (109)
   Accumulated net realized gain                        127,573
   Net unrealized appreciation                           48,380
                                                     ----------
   Net Assets                                        $6,441,839
                                                     ==========


   Shares of beneficial interest outstanding,
     $1 par value, unlimited authorization              650,189

   Net asset value and offering price per share           $9.91








                       See Notes to Financial Statements                       5

Diversified Income Portfolio
--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS
                            FOR THE SIX MONTHS ENDED
                                  MAY 31, 1997
                                   (Unaudited)

   Investment Income
   Interest                                            $240,304
   Dividends                                              2,979
                                                       --------
     Total investment income                            243,283
                                                       --------

   Expenses
   Investment advisory fee                               15,111
   Financial agent fee                                   29,110
   Professional                                          11,950
   Trustees                                              10,908
   Transfer agent                                        10,532
   Registration                                          10,194
   Custodian                                              2,840
   Printing                                                 767
   Miscellaneous                                            303
                                                       --------
     Total expenses                                      91,715
     Less expenses borne by investment adviser          (72,071)
                                                       --------
     Net expenses                                        19,644
                                                       --------

   Net investment income                                223,639
                                                       --------

   Net Realized and Unrealized Gain (Loss)
     on Investments
   Net realized gain on securities                      132,759
   Net change in unrealized appreciation
    (depreciation) on investments                      (123,655)
                                                       --------

   Net gain on investments                                9,104
                                                       --------

   Net increase in net assets resulting from
     operations                                        $232,743
                                                       ========












                       See Notes to Financial Statements                       6

Diversified Income Portfolio
----------------------------

                       STATEMENT OF CHANGES IN NET ASSETS



                                                                Six Months
                                                                   Ended
                                                               May 31, 1997       Year Ended
                                                                (Unaudited)     November 30, 1996
                                                               ------------     -----------------
   From Operations
     Net investment income                                     $  223,639        $   442,214
     Net realized gain                                            132,759            254,797
     Net change in unrealized appreciation (depreciation)        (123,655)           100,101
                                                               ----------        -----------
     Increase in net assets resulting from operations             232,743            797,112
                                                               ----------        -----------

   From Distributions to Shareholders
     Net investment income                                       (227,666)          (451,539)
     Net realized gains                                           (72,586)                 -
                                                               ----------        -----------
     Decrease in net assets from distributions to shareholders   (300,252)          (451,539)
                                                               ----------        -----------

   From Share Transactions
     Proceeds from sales of shares (24,967 and 0 shares,
       respectively)                                              242,413                  -
     Net asset value of shares issued from reinvestment
       of distributions (30,630 and 47,353 shares,
       respectively)                                              300,253            451,539
     Cost of shares repurchased
      (0 and 1 shares, respectively)                                    -                 (5)
                                                               ----------        -----------
     Increase in net assets from share transactions               542,666            451,534
                                                               ----------        -----------
     Net increase in net assets                                   475,157            797,107
   Net Assets
     Beginning of period                                        5,966,682          5,169,575
                                                               ----------        -----------
     End of period (including undistributed net investment
      income (loss) of ($109) and $3,918, respectively)        $6,441,839         $5,966,682
                                                               ==========        ===========












                       See Notes to Financial Statements                       7

Diversified Income Portfolio
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
    (Selected data for a share outstanding throughout the indicated period)



                                            Six Months                                             From
                                               Ended           Year Ended November 30,           Inception
                                            May 31, 1997                                         4/1/93 to
                                            (Unaudited)     1996         1995        1994        11/30/93
                                            ------------    ----         ----        ----        ---------
Net asset value, beginning of period        $   10.03     $  9.45      $  8.97      $  10.12       $ 10.00
Income from investment operations
 Net investment income                           0.36(1)     0.78(1)      0.91(1)       0.63(1)       0.40(1)
 Net realized and unrealized gain (loss)         0.01        0.59         0.51         (1.13)         0.12
                                            ---------     -------      -------      --------       -------
   Total from investment operations              0.37        1.37         1.42         (0.50)         0.52
                                            ---------     -------      -------      --------       -------

Less distributions
 Dividends from net investment income           (0.37)      (0.79)       (0.94)        (0.59)        (0.40)
 Dividends from net realized gains              (0.12)         --           --         (0.06)           --
                                            ---------     -------      -------      --------       -------
   Total distributions                          (0.49)      (0.79)       (0.94)        (0.65)        (0.40)
                                            ---------     -------      -------      --------       -------

Change in net asset value                       (0.12)       0.58         0.48         (1.15          0.12
                                            ---------     -------      -------      --------       -------
Net asset value, end of period              $    9.91     $ 10.03      $  9.45      $   8.97       $ 10.12
                                            =========     =======      =======      ========       =======

Total return                                    3.87%(3)   15.32%       16.65%       (5.26)%         5.35%(3)

Ratios/supplemental data:
Net assets, end of period (thousands)          $6,442      $5,967       $5,170      $  1,780       $ 1,989
Ratio to average net assets of:
 Operating expenses                             0.65%(2)    0.65%        0.65%         0.65%         0.65%(2)
 Net investment income                          7.40%(2)    8.11%        7.60%         6.64%         6.13%(2)
Portfolio turnover                               105%(3)     231%         618%          124%          183%(2)


















(1) Includes reimbursement of operating expenses by investment adviser of $0.12, $0.15, $0.40, $0.34 and $0.35, respectively.

(2) Annualized

(3) Not annualized




                      See Notes to Financial Statements                        8

PHOENIX MULTI-PORTFOLIO FUND
DIVERSIFIED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
May 31, 1997 (Unaudited)

1.     SIGNIFICANT ACCOUNTING POLICIES

     The Phoenix Multi-Portfolio Fund ("the Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. To date, six Portfolios are offered for sale: Diversified Income Portfolio, Tax-Exempt Bond Portfolio, International Portfolio, Mid Cap Portfolio, Emerging Markets Bond Portfolio and Real Estate Securities Portfolio. Effective April 4, 1997, and until otherwise determined, the Endowment Equity Portfolio, a seventh Portfolio, was liquidated and is not available for sale. This report only covers the Diversified Income Portfolio (the "Portfolio"). The Portfolio's investment objective is to achieve current income through investment primarily in publicly-traded, investment quality debt securities.

     The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A.     Security valuation:

     Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price.

     Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.

B.     Security transactions and related income:

     Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Portfolio is notified. The Portfolio does not amortize premiums but does amortize discounts using the effective interest method. Realized gains or losses are determined on the identified cost basis.

C.     Loan agreements:

     The Portfolio may invest in direct debt instruments which are interests in amounts owned by a corporate, governmental, or other borrower to lenders or lending syndicates. The Portfolio's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due.

D.     Security lending:

     The Portfolio loans securities to qualified brokers through an agreement with State Street Bank & Trust (the Custodian). Under the terms of the agreement, the Portfolio receives collateral with a market value not less than 100% of the market value of loaned securities. Collateral consists of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Interest earned on the collateral and premiums paid by the borrower are recorded as income by the Portfolio net of fees charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral. At May 31, 1997, the Diversified Income Portfolio had no security loans outstanding.

PHOENIX MULTI-PORTFOLIO FUND
DIVERSIFIED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
May 31, 1997) (Unaudited) (Continued)

E.     Income taxes:

     Each of the Portfolios is treated as a separate taxable entity. It is the policy of each Portfolio in the Trust to comply with the requirements of the Internal Revenue Code (the Code), applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. In addition, each Portfolio intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

F.     Distributions to shareholders:

     Distributions are recorded by each Portfolio on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of expiring capital loss carryforwards, foreign currency gain/loss, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

G.     When-Issued and delayed delivery transactions:

     Each Portfolio may engage in when-issued or delayed delivery transactions. The Portfolio records when-issued securities on the trade date and maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

2.     INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

     As compensation for its services to the Trust, the Adviser, Phoenix Investment Counsel, Inc., an indirect majority-owned subsidiary of Phoenix Home Life Insurance Company ("PHL") is entitled to a fee, based on an annual rate of 0.50% of the average daily net assets of the Diversified Income Portfolio. The Adviser has agreed to reimburse the Diversified Income Portfolio to the extent that expenses exceed 0.65% of the average daily net assets.

     As Financial Agent to the Trust and to each Portfolio, Phoenix Equity Planning Corporation ("PEPCO"), received a fee for bookkeeping, administration, and pricing services at an annual rate of 0.03% of the average daily net assets of each Portfolio through December 31, 1996, and starting on January 1, 1997, at an annual rate of 0.05% of average daily net assets up to $100 million, 0.04% of average daily net assets of $100 million to $300 million, 0.03% of average daily net assets of $300 million through $500 million, 0.015% of average daily net assets greater than $500 million; a minimum fee may apply.

     PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended May 31, 1997, transfer agent fees were $10,532 which were all paid to State Street.

As of  May 31, 1997, PHL owns 625,057 shares with a value of $6,194,316.

3.     PURCHASE AND SALE OF SECURITIES

     Purchases and sales of securities during the six months ended May 31, 1997 (excluding U.S. Government and agency securities and short-term securities) were $4,758,909 and $4,726,444, respectively.

     Purchases and sales of U.S. Government and agency securities during the six months ended May 31, 1997 were $1,896,833 and $1,576,957, respectively.










This report is not authorized for distribution to prospective investors in the Phoenix Diversified Income Portfolio unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

PHOENIX DIVERSIFIED INCOME PORTFOLIO
101 Munson Street
Greenfield, MA  01301

Trustees
C. Duane Blinn
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Everett L. Morris
James M. Oates
Calvin J. Pedersen
Philip R. Reynolds
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

Officers
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
David R. Pepin, Executive Vice President
William J. Newman, Senior Vice President
James D. Wehr, Senior Vice President
David L. Albrycht, Vice President
Matthew Considine, Vice President
Jeanne H. Dorey, Vice President
Timothy M. Heaney, Vice President
William E. Keen, III, Vice President
Peter S. Lannigan, Vice President
David Lui, Vice President
Thomas S. Melvin, Jr., Vice President
William R. Moyer, Vice President
Scott C. Noble, Vice President
Barbara Rubin, Vice President
Leonard J. Saltiel, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary






Investment Adviser
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT  06115-0480

Principal Underwriter
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P. O. Box 2200
Enfield, CT  06083-2200

Custodian
State Street Bank and Trust Company
P. O. Box 351
Boston, MA  02101

Transfer Agent
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P. O. Box 2200
Enfield, CT  06083-2200